SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2002

                                                           Small-Cap Growth Fund

                                                               Post-Venture Fund

                                                             Mid-Cap Growth Fund

                                                            Emerging Growth Fund

                                                                 Technology Fund

                                                                          (LOGO)
                                                               VAN WAGONER FUNDS

VAN WAGONER FUNDS SEMI-ANNUAL REPORT
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DEAR FELLOW SHAREHOLDERS:                                         JUNE 30, 2002
--------------------------------------------------------------------------------

We know we've said this before, but it's been a very rough year. The U.S. economy has been dealt a series of blows ranging from the terrorist attacks to the accounting scandals in corporate America. Despite all the bad news being digested by the market, the second quarter ended on a fairly upbeat note and provided a ray of hope that we may have made it through the worst. Economic figures were released the last week in June and showed the economy was not as bad as the media represented. The economy seems to be making moderate progress towards a rebound. In fact, GDP figures showed the fastest pace of growth since 1999. Not only are the upward trends gaining strength, but the range of positive data is also widening. The Fed has kept interest rates unchanged and, with mortgage rates near thirty-year lows, new home purchases and mortgage refinancing continued to support a very strong housing market. Decreasing initial and ongoing unemployment claims indicated that the labor market might have finally stabilized. We also saw a glimmer of hope as business investment and production finally showed signs of growth, posting its first increase in six quarters. Although the outlook for capital spending remains soft, sentiment is getting more positive. Also, many companies released earnings results at the end of June and the surprises have been positive. A majority of companies reporting earnings had topped their estimates, with only a few firms coming up short. In late June, roughly half of the companies that pre-announced to investors said that their results would be strong-typically, pre-announcements are dominated by companies that will miss their targets. Just as important, Q2 numbers appear to be ahead of their year-ago comparisons, showing a steady growth in profits. Unfortunately, a disconnect remains between the economy and stock prices. This economic recovery is not coming easily or smoothly-it will probably take longer than we would like before improvements in the economy translate into corporate profits (and therefore corporate spending).

This has been a hard market on almost every sector-especially technology. Only a few sectors have performed well this year, including "classic defensive plays," like gold and real estate. As of June 30, gold was the best performing index this year with the Lipper Gold Fund Index returning 48.22%, while one of the worst performing indices, the Nasdaq Composite Index, ended the same period down 24.84%. But if we look back ten years we see a different story. From 12/31/91-12/31/01 the Nasdaq Composite Index returned 232.64%, while the Lipper Gold Fund Index returned -26.79% for the same period. Although the technology sector has performed poorly the past two years, as the market cycles, we believe that significant growth opportunities and better performance lie ahead. Small-cap growth stocks have historically outperformed large-caps following an economic rebound (most recently in the post-1990/91 recession). Although past performance is no guarantee of future results, following all major U.S. recessions since World War II, small-caps have outperformed large-caps when the recession ended. In fact, on average in the one-year period following a recession, small-cap stocks have returned 37.80% vs. large-cap stocks return of 22.80%.

These smaller, growth stocks are in a relatively illiquid part of the market (i.e., in this current environment there are few buyers and sellers) compared to larger companies, which are more liquid due to substantial daily trading volumes that can reach into the tens of billions of dollars. These large firms can trade daily in large blocks without causing dramatic price fluctuations. For smaller, less liquid stocks that normally have lower trading volumes, a volatile market can have a severe impact on the share price-both up and down. These small companies have the potential

VANWAGONER.COM

VAN WAGONER FUNDS SEMI-ANNUAL REPORT
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to rise dramatically when the market rallies, as they have in the past. Historically, when these growth stocks have cycled back into favor, the Van Wagoner Funds (the "Funds") have outperformed the market.

Throughout this tough environment, we remain bullish on the economy and the future of technology. We continue to believe that the small growth companies in this sector will be tomorrow's leaders. These are firms that we believe are the best companies in their specific niches and are the ones that should recover the fastest when the market rebounds. But we also realize how volatile the stock market has been and have taken some defensive measures in the Funds. We've lowered our beta by raising cash and diversifying a portion of the Funds into some non-technology sectors, while waiting for signs of a sustained recovery in technology spending. We recognize the storm clouds and are waiting for the storm to pass. We're always looking for the sunshine because we know it won't rain forever. But until capital spending resumes, we'll take cover instead of standing out in the rain. However, investors can be assured that we expect the Funds to fully participate in the recovery.

We have maintained our investment in private companies, but have not added any new positions. Their performance, on the whole, has pretty much mirrored their public company counterparts. The end markets for private companies continue to be very challenging. We continually research our private holdings and their business prospects to ensure we are pricing them at fair market value. This is a very comprehensive process-one that has been implemented for many years.

There are a couple of reasons we diversified into private investments. First, we had the opportunity to get involved in emerging growth companies early in their development at relatively attractive prices. Second, our research in the private sector provides us with valuable information we can use when investing in the public marketplace. This knowledge continues to help us make informed decisions on where to invest. The marketplace has changed and the risk/reward tradeoff for private investment opportunities is not as attractive in this environment. The valuation discrepancy between private and public companies has narrowed so much that public companies are becoming more attractive as prices decline. The liquidity, or lack thereof, associated with private investing is a key factor in these investments. With low IPO activity and the slowing of mergers and acquisitions, liquidity events for private companies have been constrained. Until the marketplace shifts and private companies can again easily raise capital, launch a successful long-term IPO or be merged/acquired profitably, investors could potentially see private investments become a smaller portion of the Funds. Of course, we will continue to actively manage and research private company investments.

We know that the Funds' performance so far this year has been disappointing. We will continue to research companies every day looking for those we believe not only offer significant growth potential, but are also strong enough to weather this tough economic environment. We appreciate your patience during this frustrating time and look forward to improved performance in the future.

Sincerely,

/S/Garrett R. Van Wagoner

Garrett R. Van Wagoner

1-800-228-2121

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS
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VAN WAGONER SMALL-CAP GROWTH FUND JUNE 30, 2002 (UNAUDITED)
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NUMBER
OF SHARES                                              VALUE
----------------------------------------------------------------------

COMMON AND PREFERRED STOCKS  82.08%

               AEROSPACE - DEFENSE
               EQUIPMENT  3.29%
    60,000     BE Aerospace, Inc.*                $  790,800
    40,000     Teledyne Technologies, Inc.*          830,000
                                              --------------
                                                   1,620,800
                                              --------------


               COMMERCIAL SERVICES -
               ADVERTISING  0.93%
    10,000     Entercom Communications Corp.*        459,000
                                              --------------


               COMPUTER SOFTWARE -
               DESKTOP  1.16%
    50,000     Borland Software Corp.*               515,000
   125,000     Oblix, Inc., Series E*--               55,000
                                              --------------
                                                     570,000
                                              --------------


               COMPUTER SOFTWARE -
               EDUCATION  3.26%
     7,500     Electronic Arts, Inc.*                495,375
    25,000     Take-Two Interactive Software, Inc.*  514,750
    20,000     THQ, Inc.*                            596,400
                                              --------------
                                                   1,606,525
                                              --------------


               COMPUTER SOFTWARE -
               ENTERPRISE  6.26%
    95,000     Acta Technology, Inc., Series C-1*--   45,885
     9,066     Acta Technology, Inc., Series D-1*--    4,379
   140,000     Actuate Corp.*                        630,000
   125,000     Ariba, Inc.*                          398,750
    28,010     Authoria, Inc., Series C*--            58,821
    71,386     Comergent Technologies, Inc.,
                  Series B*--                         53,539
    13,000     Event411, Inc., Series A*--                 1
   125,000     Lawson Software, Inc.*                721,250
    80,000     OPNET Technologies, Inc.*             716,800
    45,000     Precise Software Solutions Ltd.*      429,750
    37,200     Tellme Networks, Inc., Series D*--     27,268
       TBD     Tellme Networks, Inc., Series D
                  Warrants*--                              -
                                              --------------
                                                   3,086,443
                                              --------------
NUMBER
OF SHARES                                              VALUE
----------------------------------------------------------------------

               COMPUTER SOFTWARE -
               INTERNET  3.30%
   144,422     Blue Pumpkin Software, Inc.,
                  Series E*--                    $   228,187
     2,279     Blue Pumpkin Software, Inc.,
                  Series G*--                          3,601
   214,500     I-many, Inc.*                         589,661
    95,000     MatrixOne, Inc.*                      570,950
   102,194     Workstream, Inc.*-                    233,003
                                              --------------
                                                   1,625,402
                                              --------------
               COMPUTER SOFTWARE -
               SECURITY  0.96%
     4,249     Netegrity, Inc.*                       23,009
    40,000     Verint Systems, Inc.*                 451,892
                                              --------------
                                                     474,901
                                              --------------
               COMPUTERS - INTEGRATED
               SYSTEMS  0.09%
     3,728     CopperCom, Inc., Common*--                  -
     8,668     CopperCom, Inc., Series H-2*--         29,818
    34,535     CopperCom, Inc., Series I*--           15,323
                                              --------------
                                                      45,141
                                              --------------
               COMPUTERS - LOCAL
               NETWORKS  1.43%
    99,400     3PARdata, Inc., Series C*--           187,796
    55,453     ANDA Networks, Inc., Series D*--       18,410
    55,000     McDATA Corp., Class A*                484,550
    10,000     Sitara Networks, Inc., Common*--       12,150
   350,300     Top Layer Networks, Inc., Series C*--       1
     3,100     Top Layer Networks, Inc., Series E*--       1
                                              --------------
                                                     702,908
                                              --------------
               COMPUTERS - MEMORY
               DEVICES  0.31%
    56,130     CommVault Systems, Inc.,
                  Series AA*--                        72,408
    59,900     CommVault Systems, Inc.,
                  Series BB*--                        77,271
     3,419     DataCore Software Corp.,
                  Series C*--                          3,863
                                              --------------
                                                     153,542
                                              --------------


See notes to financial statements.

VANWAGONER.COM

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS
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VAN WAGONER SMALL-CAP GROWTH FUND (CONT'D.) JUNE 30, 2002 (UNAUDITED)
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NUMBER
OF SHARES                                              VALUE
----------------------------------------------------------------------

               COMPUTERS - PERIPHERALS  0.67%
    40,000     AU Optronics Corp.*               $   332,400
                                              --------------

               COMPUTERS - SOFTWARE  4.01%
    45,000     J.D. Edwards & Co.*                   546,750
    30,000     JDA Software Group, Inc.*             847,800
    35,000     Manugistics Group, Inc.*              213,850
    90,000     RealNetworks, Inc.*                   366,300
                                              --------------
                                                   1,974,700
                                              --------------
               CONSUMER PRODUCTS -
               MISCELLANEOUS  1.17%
    12,000     Whole Foods Market, Inc.*             578,640
                                              --------------

               ELECTRICAL - MEASURING
               INSTRUMENTS  0.32%
    74,500     StockerYale, Inc.*                    156,376
                                              --------------

               ELECTRONICS - MISCELLANEOUS
               COMPONENTS  1.95%
    25,000     CoorsTek, Inc.*                       772,750
    25,000     RF Micro Devices, Inc.*               190,500
                                              --------------
                                                     963,250
                                              --------------
               ELECTRONICS - SEMICONDUCTOR
               EQUIPMENT  2.81%
    35,000     ATMI, Inc.*                           782,950
    20,000     Photon Dynamics, Inc.*                600,000
                                              --------------
                                                   1,382,950
                                              --------------
               ELECTRONICS - SEMICONDUCTOR
               MANUFACTURING  6.43%
    75,000     02Micro International Ltd.*           776,250
    32,500     Actel Corp.*                          683,150
   117,700     Bandwidth9, Inc., Series F*--          64,735
    40,000     Exar Corp.*                           788,800
    25,000     Intersil Corp.*                       534,500
    50,000     Oak Technology, Inc.*                 226,500
   225,000     SandCraft, Inc., Series B*--           94,747
                                              --------------
                                                   3,168,682
                                              --------------
               FINANCE - MORTGAGE AND
               RELATED SERVICES  0.41%
    25,500     United PanAm Financial Corp.*         203,311
                                              --------------

NUMBER
OF SHARES                                              VALUE
----------------------------------------------------------------------

               INTERNET - NETWORK SECURITY/
               SOLUTIONS  0.14%
    45,500     Mirapoint, Inc., Series D*--     $     69,615
                                              --------------

               INTERNET - SERVICE PROVIDER/
               CONTENT  0.00%
       541     iBeam Broadcasting Corp.*                   3
                                              --------------

               LEISURE - GAMING  2.37%
    20,000     Alliance Gaming Corp.*                244,400
    20,000     GTECH Holdings Corp.*                 510,800
    15,000     Mandalay Resort Group*                413,550
                                              --------------
                                                   1,168,750
                                              --------------

               LEISURE - PRODUCTS  0.70%
    40,000     Huffy Corp.*                          345,200
                                              --------------

               MEDIA - RADIO/TV  0.98%
    35,000     Cumulus Media, Inc.*                  482,300
                                              --------------

               MEDICAL - BIOMEDICAL/
               GENETICS  2.46%
    35,000     Affymetrix, Inc.*                     839,650
    59,800     Athersys, Inc., Series A*--           251,758
    28,944     Athersys, Inc., Series F*--           121,854
                                              --------------
                                                   1,213,262
                                              --------------

               MEDICAL - HMO  1.38%
    25,000     AMERIGROUP Corp.*                     682,000
                                              --------------

               MEDICAL - HOSPITALS  1.36%
    30,000     Province Healthcare Co.*              670,800
                                              --------------

               MEDICAL - PRODUCTS  1.15%
    17,500     Zoll Medical Corp.*                   569,275
                                              --------------

               OIL & GAS - DRILLING  4.40%
   150,000     Grey Wolf, Inc.*                      613,500
    15,000     Helmerich & Payne, Inc.               535,800
    50,000     Key Energy Services, Inc.*            525,000
    17,500     Patterson - UTI Energy, Inc.*         494,025
                                              --------------
                                                   2,168,325
                                              --------------

               OIL & GAS - FIELD SERVICES  1.34%
    30,000     Cal Dive International, Inc.*         660,000
                                              --------------

               OIL & GAS - MACHINERY/
               EQUIPMENT  1.01%
    20,000     Drill-Quip, Inc.*                     499,000
                                              --------------


See notes to financial statements.

1-800-228-2121

VAN WAGONER SMALL-CAP GROWTH FUND (CONT'D.) JUNE 30, 2002 (UNAUDITED)
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NUMBER
OF SHARES                                              VALUE
----------------------------------------------------------------------
               POLLUTION CONTROL -
               SERVICES  1.27%
    20,000     Waste Connections, Inc.*          $   624,800
                                              --------------

               RESTAURANTS  4.91%
    35,000     Applebee's International, Inc.        803,250
   120,000     Famous Dave's of America, Inc.*       942,000
    25,000     RARE Hospitality International, Inc.* 673,000
                                              --------------
                                                   2,418,250
                                              --------------
               RETAIL - MISCELLANEOUS
               DIVERSIFIED  3.51%
    30,000     Hollywood Entertainment Corp.*        620,400
    20,000     PETCO Animal Supplies, Inc.*          498,200
    22,500     The Yankee Candle Company, Inc.*      609,525
                                              --------------
                                                   1,728,125
                                              --------------
               RETAIL - WHOLESALE AUTO
               PARTS  1.03%
    30,000     The Pep Boys - Manny, Moe & Jack      505,500
                                              --------------

               RETAIL - WHOLESALE FOOD  1.37%
    20,000     PERFORMANCE FOOD GROUP CO.*           677,200
                                              --------------
               SERVICE  0.99%
   175,000     priceline.com, Inc.*                  488,250
                                              --------------

               TELECOMMUNICATIONS -
               EQUIPMENT  5.01%
    50,000     Anaren Microwave, Inc.*               432,000
   177,500     Calient Networks, Inc., Series D*--    42,245
   295,500     Hyperchip, Inc., Series 1 Class C*--   38,119
   100,600     Lynx Photonic Networks, Inc.,
                  Series E*--                         47,181
     5,979     Mahi Networks, Inc., Common*--         10,762
   317,800     Metro-Optix, Inc., Series C*--         44,492
    80,000     Microtune, Inc.*                      712,800
   182,300     Nayna Networks, Inc., Series B*--      70,368
    58,900     Novera Optics, Inc., Series C*--            -
   713,600     Silicon Access Networks, Inc.,
                  Series E*--                        237,629
   143,028     Turin Networks, Inc., Series C*--      86,418
 1,103,175     Turin Networks, Inc., Series D*--     666,538
   250,000     Vertical Networks, Inc., Series E*--   63,500
    65,754     Vertical Networks, Inc., Series F*--   16,702
                                              --------------
                                                   2,468,754
                                              --------------

NUMBER
OF SHARES                                              VALUE
----------------------------------------------------------------------

               TRANSPORTATION - TRUCKING  6.86%
    30,000     Arkansas Best Corp.*             $    764,400
    40,000     Covenant Transport, Inc., Class A*    850,000
    35,000     Heartland Express, Inc.*              837,550
    40,000     Knight Transportation, Inc.*          927,600
                                              --------------
                                                   3,379,550
                                              --------------
               TRUCKS & PARTS - HEAVY
               DUTY  1.08%
    30,000     Stewart & Stevenson Services, Inc.    532,200
                                              --------------

               TOTAL COMMON AND
               PREFERRED STOCKS
               (cost $60,025,891)                 40,456,130
                                              --------------

PRINCIPAL
AMOUNT
----------

SHORT-TERM INVESTMENTS  13.01%

  $703,000     UMB Bank, n.a., repurchase
               agreement, 1.35%, dated
               6/28/02, repurchase price
               $703,078, maturing 7/1/02
               (collateralized by U.S. Treasury
               Notes, 5.75%, 11/30/02)               703,000

5,710,523      UMB Bank, n.a.,
               Money Market Fiduciary              5,710,523
                                              --------------

               TOTAL SHORT-TERM INVESTMENTS
               (cost $6,413,523)                   6,413,523
                                              --------------

               TOTAL INVESTMENTS  95.09%
               (cost $66,439,414)                 46,869,653

               Other Assets
               less Liabilities  4.91%             2,419,851
                                              --------------

Net Assets  100.00%                              $49,289,504
                                               =============

NUMBER
OF SHARES
---------

SECURITIES SOLD SHORT

    15,000     Mercury Interactive Corp.*      $     344,400
    20,000     Quest Software, Inc.*                 290,600
                                              --------------
    20,000     Websense, Inc.*                       511,400
                                              --------------

               TOTAL SECURITIES SOLD SHORT
               (proceeds $1,174,225)            $  1,146,400



See notes to financial statements.

VANWAGONER.COM

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS
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VAN WAGONER SMALL-CAP GROWTH FUND (CONT'D.) JUNE 30, 2002 (UNAUDITED)
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NOTES TO SCHEDULE OF INVESTMENTS

*Non-income producing

-Security acquired in a private placement transaction; resale may be limited due to certain restrictions. Security is valued under procedures approved by the Board of Directors.

--The following preferred stocks (and common stocks where noted) were purchased in private placement transactions. Resale to the public may require registration or may be limited due to certain restrictions. These securities are valued at their fair value under procedures approved by the Board of Directors (see Note 2(a) to the Financial Statements). At June 30, 2002, the value of the Fund's restricted securities was $2,820,385 or 5.72% of net assets.

SECURITY                            DATE(S) OF       NUMBER OF
DESCRIPTION                         ACQUISITION        SHARES        COST
---------------------------------------------------------------------------

3PARdata, Inc., Series C              May 01         99,400      $  571,626
Acta Technology, Inc., Series C-1     July 99        95,000         475,000
Acta Technology, Inc., Series D-1     June 00         9,066          65,003
ANDA Networks, Inc., Series D        March 00        55,453         760,815
Athersys, Inc., Series A             October 00      59,800         747,500
Athersys, Inc., Series F             March 00        28,944         347,328
Authoria, Inc., Series C              May 00         28,010         218,758
Bandwidth9, Inc., Series F          November 00     117,700       1,082,840
Blue Pumpkin Software, Inc.,
   Series E                     March 00 - July 00  144,422       1,055,725
Blue Pumpkin Software, Inc.,
   Series G                           July 01         2,279           8,797
Calient Networks, Inc., Series D    December 00     177,500       1,282,438
Comergent Technologies, Inc.,
   Series B                         January 00       71,386         613,920
CommVault Systems, Inc., Series AA   April 00        56,130         321,732
CommVault Systems, Inc., Series BB  November 00      59,900         724,790
CopperCom, Inc., Common               June 01         3,728               -
CopperCom, Inc., Series H-2           June 00         8,668         499,999
CopperCom, Inc., Series I             June 01        34,535         256,940
DataCore Software Corp., Series C     May 00          3,419          23,542
Event411, Inc., Series A              June 99        13,000         390,000
Hyperchip, Inc., Series 1 Class C  September 00     295,500         260,040
Lynx Photonic Networks, Inc.,
   Series E                         January 01      100,600         884,274
Mahi Networks, Inc., Common         November 01       5,979         839,229
Metro-Optix, Inc., Series C           July 01       317,800         750,008
Mirapoint, Inc., Series D           October 00       45,500         695,695
Nayna Networks, Inc., Series B      December 00     182,300         820,350
Novera Optics, Inc., Series C       February 01      58,900         143,127
Oblix, Inc., Series E                August 00      125,000         527,588
SandCraft, Inc., Series B           October 99      225,000         555,750
Silicon Access Networks, Inc.,
   Series E                         December 01     713,600         428,160
Sitara Networks, Inc., Common         July 99        10,000         385,000
Tellme Networks, Inc., Series D    September 00      37,200         545,054
Tellme Networks, Inc.,
   Series D Warrants               September 00         TBD               -
Top Layer Networks, Inc.,
   Series C                     August 99 - June 01 350,300         546,468
Top Layer Networks, Inc.,
   Series E                          April 01         3,100           8,370
Turin Networks, Inc., Series C        July 00       143,028         600,002
Turin Networks, Inc., Series D      December 01   1,103,175         820,210
Vertical Networks, Inc., Series E     May 99        250,000         500,000
Vertical Networks, Inc., Series F     June 01        65,754         222,249
---------------------------------------------------------------------------

TBD - Shares to be determined upon initial public offering.

See notes to financial statements.

1-800-228-2121

VAN WAGONER POST-VENTURE FUND JUNE 30, 2002 (UNAUDITED)
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NUMBER
OF SHARES                                              VALUE
---------------------------------------------------------------------

               COMMON AND PREFERRED STOCKS  78.75%

               AEROSPACE - DEFENSE
               EQUIPMENT  1.16%
    15,000     Ducommun, Inc.*                   $   393,600
     5,000     Moog, Inc., Class A*                  214,400
                                              --------------
                                                     608,000
                                              --------------
               COMMERCIAL SERVICES -
               ADVERTISING  1.06%
    75,000     DoubleClick, Inc.*                    556,500
                                              --------------
               COMPUTER SOFTWARE -
               DESKTOP  0.37%
   445,000     Oblix, Inc., Series E*--              195,800
                                              --------------

               COMPUTER SOFTWARE -
               ENTERPRISE  8.90%
   120,000     Acta Technology, Inc., Series C-1*--   57,960
   106,331     Acta Technology, Inc., Series D-1*--   51,358
   131,350     Actuate Corp.*                        591,075
    50,000     Altiris, Inc.*                        259,600
   255,000     Ariba, Inc.*                          813,450
   206,968     Authoria, Inc., Series C*--           434,633
   124,968     Comergent Technologies, Inc.,
                  Series B*--                         93,726
    20,000     Event411, Inc., Series A*--                 1
     8,102     Event411, Inc., Series B*--                 1
   128,800     Lawson Software, Inc.*                743,176
   172,800     OPNET Technologies, Inc.*           1,548,288
   107,500     Tellme Networks, Inc., Series D*--     78,798
       TBD     Tellme Networks, Inc., Series D
                  Warrants*--                              -
                                              --------------
                                                   4,672,066
                                              --------------
               COMPUTER SOFTWARE -
               INTERNET  21.78%
   110,000     Agile Software Corp.*                 799,700
   410,902     Blue Pumpkin Software, Inc.,
                  Series E*--                        649,225
     6,485     Blue Pumpkin Software, Inc.,
                  Series G*--                         10,246
    10,000     eBay, Inc.*                           616,200
   580,000     Embarcadero Technologies, Inc.*     3,584,400
 1,000,000     I-many, Inc.*                       2,749,000

NUMBER
OF SHARES                                              VALUE
----------------------------------------------------------------------

               COMPUTER SOFTWARE -
               INTERNET  (CONT'D.)
   159,150     iManage, Inc.*                  $     533,153
   130,000     Interwoven, Inc.*                     396,500
   120,000     MatrixOne, Inc.*                      721,200
    15,950     Plumtree Software, Inc.*               79,431
   168,158     ScreamingMedia, Inc.*                 264,008
   200,000     SupportSoft, Inc.*                    554,000
   210,854     Workstream, Inc.*-                    480,748
                                              --------------
                                                  11,437,811
                                              --------------
               COMPUTER SOFTWARE -
               SECURITY  0.10%
    10,169     Netegrity, Inc.*                       55,067
                                              --------------

               COMPUTERS - INTEGRATED
               SYSTEMS  0.30%
    13,047     CopperCom, Inc., Common*--                  -
    30,340     CopperCom, Inc., Series H-2*--        104,369
   120,858     CopperCom, Inc., Series I*--           53,625
                                              --------------
                                                     157,994
                                              --------------
               COMPUTERS - LOCAL
               NETWORKS  7.49%
   271,500     3PARdata, Inc., Series C*--           512,945
   134,403     ANDA Networks, Inc., Series D*--       44,622
    42,500     Brocade Communications
                  Systems, Inc.*                     742,900
    70,000     Brocade Communications
                  Systems, Inc. Rights*                    -
    20,000     Emulex Corp.*                         450,200
    64,000     Extreme Networks, Inc.*               625,280
   408,100     Finisar Corp.*                        967,197
    64,550     McDATA Corp., Class A*                568,686
    15,916     Sitara Networks, Inc., Common*--       19,338
   307,800     Top Layer Networks, Inc., Series C*--       1
   297,872     Top Layer Networks, Inc., Series D*--       1
     5,600     Top Layer Networks, Inc., Series E*--       1
                                              --------------
                                                   3,931,171
                                              --------------

               COMPUTERS - MEMORY
               DEVICES  1.26%
   189,014     CommVault Systems, Inc.,
                  Series AA*--                       243,828
   184,000     CommVault Systems, Inc.,
                  Series BB*--                       237,360
   161,777     DataCore Software Corp.,
                  Series C*--                        182,808
                                              --------------
                                                     663,996
                                              --------------
See notes to financial statements.

VANWAGONER.COM

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS
---------------------------------------------------------------------

VAN WAGONER POST-VENTURE FUND (CONT'D.) JUNE 30, 2002 (UNAUDITED)
---------------------------------------------------------------------

NUMBER
OF SHARES                                              VALUE
---------------------------------------------------------------------

               COMPUTERS - SOFTWARE  4.09%
    50,000     J.D. Edwards & Co.*               $   607,500
    25,000     JDA Software Group, Inc.*             706,500
    80,000     Manugistics Group, Inc.*              488,800
    85,000     RealNetworks, Inc.*                   345,950
                                              --------------
                                                   2,148,750
                                              --------------

               ELECTRICAL - MEASURING
               INSTRUMENTS  0.85%
   212,700     StockerYale, Inc.*                    446,457
                                              --------------

               ELECTRICAL PRODUCTS -
               MISCELLANEOUS  1.22%
    70,000     Powerwave Technologies, Inc.*         641,200
                                              --------------

               ELECTRONICS - MILITARY  0.41%
     4,000     L-3 Communications Holdings, Inc.*    216,000
                                              --------------

               ELECTRONICS - MISCELLANEOUS
               COMPONENTS  1.45%
   100,000     RF Micro Devices, Inc.*               762,000
                                              --------------

               ELECTRONICS - PARTS
               DISTRIBUTION  1.14%
    30,000     MARVELL TECHNOLOGY GROUP LTD.*        596,700
                                              --------------

               ELECTRONICS - SEMICONDUCTOR
               EQUIPMENT  1.00%
    17,500     Photon Dynamics, Inc.*                525,000
                                              --------------

               ELECTRONICS - SEMICONDUCTOR
               MANUFACTURING  6.28%
    52,500     02Micro International Ltd.*           543,375
   459,300     Bandwidth9, Inc., Series F*--         252,615
    25,000     Exar Corp.*                           493,000
   364,300     Multilink Technology Corp.*           182,150
    32,750     Oak Technology, Inc.*                 148,358
    40,000     PMC-Sierra, Inc.*                     370,800
    12,500     QLogic Corp.*                         476,250
   195,000     SandCraft, Inc., Series B*--           82,115
   176,600     SandCraft, Inc., Series C*--           74,366
    25,000     Silicon Laboratories, Inc.*           676,500
                                              --------------
                                                   3,299,529
                                              --------------

NUMBER
OF SHARES                                              VALUE
----------------------------------------------------------------------

               INTERNET - NETWORK SECURITY/
               SOLUTIONS  0.60%

   204,500     Mirapoint, Inc., Series D*--      $   312,885
                                              --------------

               INTERNET - SERVICE PROVIDER/
               CONTENT  0.00%
     1,155     iBEAM Broadcasting Corp.*                   6
                                              --------------

               MEDICAL - BIOMEDICAL/
               GENETICS  4.89%
    22,500     Affymetrix, Inc.*                     539,775
   253,300     Athersys, Inc., Series A*--         1,066,393
    69,219     Athersys, Inc., Series F*--           291,412
    20,400     Gilead Sciences, Inc.*                670,752
                                              --------------
                                                   2,568,332
                                              --------------
               MEDICAL - HOSPITALS  0.71%
    16,700     Province Healthcare Co.*              373,412
                                              --------------

               PHARMACEUTICALS  1.01%
    15,000     IDEC Pharmaceuticals Corp.*           531,750
                                              --------------

               RETAIL - MAIL ORDER/
               DIRECT  0.77%
    25,000     Amazon.com, Inc.*                     406,250
                                              --------------
               RETAIL - MISCELLANEOUS
               DIVERSIFIED  1.29%
    27,100     PETCO Animal Supplies, Inc.*          675,061
                                              --------------

               SERVICE  1.20%
   225,000     priceline.com, Inc.*                  627,750
                                              --------------

               TELECOMMUNICATIONS -
               EQUIPMENT  6.20%
    13,000     Applied Signal Technology, Inc.*      157,950
   528,500     Calient Networks, Inc., Series D*--   125,783
   880,700     Hyperchip, Inc., Series 1 Class C*--  113,610
    78,930     Kestrel Solutions, Inc., Series D*--        1
   289,600     Lynx Photonic Networks, Inc.,
                  Series E*--                        135,822
    14,194     Mahi Networks, Inc., Common*--         25,548
   540,300     Metro-Optix, Inc., Series C*--         75,642
    55,000     Microtune, Inc.*                      490,050
   664,200     Nayna Networks, Inc., Series B*--     256,381
   184,000     Novera Optics, Inc., Series C*--            -
 1,193,000     Silicon Access Networks, Inc.,
                  Series E*--                        397,269

See notes to financial statements.

1-800-228-2121

VAN WAGONER POST-VENTURE FUND (CONT'D.) JUNE 30, 2002 (UNAUDITED)
---------------------------------------------------------------------

NUMBER
OF SHARES                                              VALUE
---------------------------------------------------------------------

               TELECOMMUNICATIONS -
               EQUIPMENT  (CONT'D.)
   500,596     Turin Networks, Inc., Series C*--    $302,460
 1,735,366     Turin Networks, Inc., Series D*--   1,048,508
   350,000     Vertical Networks, Inc., Series E*--   88,900
   141,291     Vertical Networks, Inc., Series F*--   35,888
                                              --------------
                                                   3,253,812
                                              --------------
               TELECOMMUNICATIONS -
               SERVICES  1.48%
   175,000     Micromuse, Inc.*                      778,750
                                              --------------

               TRANSPORTATION  1.74%
    27,600     Expeditors International of
                  Washington, Inc.                   915,216
                                              --------------

               TOTAL COMMON AND
               PREFERRED STOCKS
               (cost $114,070,041)                41,357,265
                                              --------------

PRINCIPAL
AMOUNT                                                 VALUE
----------------------------------------------------------------------

SHORT-TERM INVESTMENTS  11.07%

  $815,000     UMB Bank, n.a., repurchase
               agreement, 1.35%, dated
               6/28/02, repurchase price
               $815,090, maturing 7/1/02
               (collateralized by U.S. Treasury
               Notes, 5.75%, 11/30/02)         $     815,000

5,000,362      UMB Bank, n.a.,
               Money Market Fiduciary              5,000,362
                                              --------------
               TOTAL SHORT-TERM INVESTMENTS
               (cost $5,815,362)                   5,815,362
                                              --------------

               TOTAL INVESTMENTS  89.82%
               (cost $119,885,403)                47,172,627

               Other Assets
               less Liabilities  10.18%            5,344,581
                                              --------------

NET ASSETS  100.00%                              $52,517,208
                                               =============



NOTES TO SCHEDULE OF INVESTMENTS

*Non-income producing

-Security acquired in a private placement transaction; resale may be limited due to certain restrictions. Security is valued under procedures approved by the Board of Directors.

--The following preferred stocks (and common stocks where noted) were purchased in private placement transactions. Resale to the public may require registration or may be limited due to certain restrictions. These securities are valued at their fair value under procedures approved by the Board of Directors (see Note 2(a) to the Financial Statements). At June 30, 2002, the value of the Fund's restricted securities was $7,656,244 or 14.58% of net assets.

SECURITY                            DATE(S) OF     NUMBER OF
DESCRIPTION                        ACQUISITION       SHARES         COST
----------------------------------------------------------------------------
3PARdata, Inc., Series C               May 01        271,500      $1,561,331
Acta Technology, Inc., Series C-1      July 99       120,000         600,000
Acta Technology, Inc., Series D-1      June 00       106,331         762,393
ANDA Networks, Inc., Series D         March 00       134,403       1,844,009
Athersys, Inc., Series A             October 00      253,300       3,166,250
Athersys, Inc., Series F              March 00        69,219         830,628
Authoria, Inc., Series C               May 00        206,968       1,616,420
Bandwidth9, Inc., Series F           November 00     459,300       4,225,560
Blue Pumpkin Software, Inc.,
   Series E                      March 00 - July 00  410,902       3,003,694
Blue Pumpkin Software, Inc.,
   Series G                            July 01         6,485          25,032
Calient Networks, Inc.,
   Series D                          December 00     528,500       3,818,413

See notes to financial statements.

VANWAGONER.COM

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS
---------------------------------------------------------------------

VAN WAGONER POST-VENTURE FUND (CONT'D.) JUNE 30, 2002 (UNAUDITED)
---------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)

SECURITY                            DATE(S) OF     NUMBER OF
DESCRIPTION                        ACQUISITION       SHARES         COST
----------------------------------------------------------------------------
Comergent Technologies, Inc.,
    Series B                         January 00     124,968      $1,074,725
CommVault Systems, Inc., Series AA    April 00       189,014       1,083,409
CommVault Systems, Inc., Series BB   November 00     184,000       2,226,400
CopperCom, Inc., Common                June 01        13,047               -
CopperCom, Inc., Series H-2            June 00        30,340       1,749,997
CopperCom, Inc., Series I              June 01       120,858         899,184
DataCore Software Corp., Series C      May 00        161,777       1,114,084
Event411, Inc., Series A               June 99        20,000         600,000
Event411, Inc., Series B               June 00         8,102         245,501
Hyperchip, Inc., Series 1 Class C   September 00     880,700         775,016
Kestrel Solutions, Inc., Series D    January 00       78,930       1,027,788
Lynx Photonic Networks, Inc.,
  Series E                           January 01      289,600       2,545,584
Mahi Networks, Inc., Common     May 00 - November 01  14,194       1,992,207
Metro-Optix, Inc., Series C            July 01       540,300       1,275,108
Mirapoint, Inc., Series D            October 00      204,500       3,126,805
Nayna Networks, Inc., Series B       December 00     664,200       2,988,900
Novera Optics, Inc., Series C        February 01     184,000         447,120
Oblix, Inc., Series E                 August 00      445,000       1,878,212
SandCraft, Inc., Series B            October 99      195,000         481,650
SandCraft, Inc., Series C            December 00     176,600         513,906
Silicon Access Networks, Inc.,
  Series E                           December 01   1,193,000         715,800
Sitara Networks, Inc., Common     July 99 - June 00   15,916         903,502
Tellme Networks, Inc., Series D     September 00     107,500       1,575,090
Tellme Networks, Inc., Series D
  Warrants                          September 00         TBD               -
Top Layer Networks, Inc.,
  Series C                       August 99 - June 01 307,800         480,168
Top Layer Networks, Inc., Series D     July 00       297,872         699,999
Top Layer Networks, Inc., Series E    April 01         5,600          15,120
Turin Networks, Inc., Series C         July 00       500,596       2,100,000
Turin Networks, Inc., Series D       December 01   1,735,366       1,290,244
Vertical Networks, Inc., Series E      May 99        350,000         700,000
Vertical Networks, Inc., Series F      June 01       141,291         477,564
----------------------------------------------------------------------------
TBD - Shares to be determined upon initial public offering.

See notes to financial statements.

1-800-228-2121

VAN WAGONER MID-CAP GROWTH FUND JUNE 30, 2002 (UNAUDITED)
---------------------------------------------------------------------

NUMBER
OF SHARES                                              VALUE
---------------------------------------------------------------------

COMMON AND PREFERRED STOCKS  76.99%

               AEROSPACE - DEFENSE  2.08%
     9,000     Alliant Techsystems, Inc.*           $574,200
                                              --------------

               AEROSPACE - DEFENSE
               EQUIPMENT  1.49%
    15,000     Rockwell Collins, Inc.                411,300
                                              --------------

               COMMERCIAL SERVICES -
               MISCELLANEOUS  0.99%
     6,000     ChoicePoint, Inc.*                    272,820
                                              --------------

               COMPUTER SOFTWARE -
               EDUCATION  2.40%
    10,000     Electronic Arts, Inc.*                660,500
                                              --------------

               COMPUTER SOFTWARE -
               ENTERPRISE  3.46%
    25,000     Actuate Corp.*                        112,500
   133,414     Authoria, Inc., Series C*--           280,170
    15,000     Cognos, Inc.*                         332,850
    30,000     Lawson Software, Inc.*                173,100
    74,400     Tellme Networks, Inc., Series D*--     54,535
       TBD     Tellme Networks, Inc., Series D
                  Warrants*--                              -
                                              --------------
                                                     953,155
                                              --------------
               COMPUTER SOFTWARE -
               INTERNET  0.96%
   164,159     Blue Pumpkin Software, Inc.,
                  Series E*--                        259,371
     2,591     Blue Pumpkin Software, Inc.,
                  Series G*--                          4,094
                                              --------------
                                                     263,465
                                              --------------
               COMPUTERS - GRAPHICS  1.22%
    15,000     Xilinx, Inc.*                         336,450
                                              --------------

               COMPUTERS - INTEGRATED
               SYSTEMS  0.25%
     5,590     CopperCom, Inc., Common*--                  -
    13,002     CopperCom, Inc., Series H-2*--         44,727
    51,788     CopperCom, Inc., Series I*--           22,978
                                              --------------
                                                      67,705
                                              --------------

NUMBER
OF SHARES                                              VALUE
----------------------------------------------------------------------

               COMPUTERS - LOCAL
               NETWORKS  3.97%
   114,200     3PARdata, Inc., Series C*--       $   215,758
    30,000     Brocade Communications
                  Systems, Inc.*                     524,400
    23,600     Brocade Communications
                  Systems, Inc. Rights*                    -
   150,000     Finisar Corp.*                        355,500
   191,489     Top Layer Networks, Inc., Series D*--       1
     1,800     Top Layer Networks, Inc., Series E*--       1
                                              --------------
                                                   1,095,660
                                              --------------
               COMPUTERS - MEMORY
               DEVICES  3.05%
   111,500     CommVault Systems, Inc.,
               Series BB*--                          143,835
   154,922     DataCore Software Corp.,
                  Series C*--                        175,062
    10,000     Microchip Technology, Inc.*           274,300
    20,000     Network Appliance, Inc.*              248,800
                                              --------------
                                                     841,997
                                              --------------
               COMPUTERS - SOFTWARE  1.33%
    13,000     JDA Software Group, Inc.*             367,380
                                              --------------


               ELECTRONICS - MISCELLANEOUS
               COMPONENTS  3.96%
   100,000     RF Micro Devices, Inc.*               762,000
    15,000     Vishay Intertechnology, Inc.*         330,000
                                              --------------
                                                   1,092,000
                                              --------------
               ELECTRONICS - PARTS
               DISTRIBUTION  2.53%
    35,000     Marvell Technology Group Ltd.*        696,150
                                              --------------

               ELECTRONICS - SEMICONDUCTOR
               EQUIPMENT  1.20%
    25,000     Cree, Inc.*                           330,750
                                              --------------

               ELECTRONICS - SEMICONDUCTOR
               MANUFACTURING  8.64%
   247,600     Bandwidth9, Inc., Series F*--         136,180
    15,000     Exar Corp.*                           295,800
    70,000     GlobespanVirata, Inc.*                270,900
    20,000     QLogic Corp.*                         762,000
   193,200     SandCraft, Inc., Series C*--           81,357
    11,000     Semtech Corp.*                        293,700
    20,000     Silicon Laboratories, Inc.*           541,200
                                              --------------
                                                   2,381,137
                                              --------------



See notes to financial statements.

VANWAGONER.COM

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS
---------------------------------------------------------------------

VAN WAGONER MID-CAP GROWTH FUND (CONT'D.) JUNE 30, 2002 (UNAUDITED)
---------------------------------------------------------------------

NUMBER
OF SHARES                                              VALUE
---------------------------------------------------------------------

               ENERGY - SERVICES  1.98%
    20,000     ENSCO International, Inc.         $   545,200
                                              --------------

               INTERNET - NETWORK SECURITY/
               Solutions  0.46%
    82,100     Mirapoint, Inc., Series D*--          125,613
                                              --------------

               LEISURE - GAMING  2.08%
    17,000     MGM MIRAGE*                           573,750
                                              --------------

               MEDICAL - BIOMEDICAL/
               GENETICS  1.63%
   106,900     Athersys, Inc., Series A*--           450,049
                                              --------------

               MEDICAL - HMO  3.02%
    10,000     Coventry Health Care, Inc.*           284,200
    35,000     Humana, Inc.*                         547,050
                                              --------------
                                                     831,250
                                              --------------
               MEDICAL - HOSPITALS  3.61%
    10,000     Community Health Systems, Inc.*       268,000
    32,500     Province Healthcare Co.*              726,700
                                              --------------
                                                     994,700
                                              --------------
               MEDICAL - INFORMATION
               SERVICES  1.48%
    15,000     Biomet, Inc.                          406,800
                                              --------------

               MEDICAL - PRODUCTS  0.73%
    10,000     Wright Medical Group, Inc.*           201,600
                                              --------------

               MEDICAL - WHOLESALE/DRUG  0.85%
    10,000     Priority Healthcare Corp.*            235,000
                                              --------------

               OIL & GAS - DRILLING  1.98%
    20,000     GlobalSantaFe Corp.                   547,000
                                              --------------

               OIL & GAS - FIELD SERVICES  1.60%
    13,000     BJ Services Co.*                      440,440
                                              --------------

               OIL & GAS - MACHINERY/
               EQUIPMENT  4.14%
     9,000     Smith International, Inc.*            613,710
    30,000     Varco International, Inc.*            526,200
                                              --------------
                                                   1,139,910
                                              --------------

NUMBER
OF SHARES                                              VALUE
-------------------------------------------------------------------

               PHARMACEUTICALS  0.77%
     6,000     IDEC Pharmaceuticals Corp.*       $   212,700
                                              --------------

               PROPERTY, CASUALTY AND
               TITLE INSURANCE  1.72%
    15,000     Fidelity National Financial, Inc.     474,000
                                              --------------

               RESTAURANTS  1.61%
    18,000     Darden Restaurants, Inc.              444,600
                                              --------------

               RETAIL - APPAREL/SHOES  0.92%
    10,000     AnnTaylor Stores Corp.*               253,900
                                              --------------

               RETAIL - DEPARTMENT STORES  1.04%
    15,000     Dollar General Corp.                  285,450
                                              --------------

               RETAIL - HOME FURNISHINGS  1.10%
    10,000     Cost Plus, Inc.*                      304,590
                                              --------------

               RETAIL - MAIL ORDER/DIRECT  0.77%
    13,000     Amazon.com, Inc.*                     211,250
                                              --------------

               RETAIL - MISCELLANEOUS
               DIVERSIFIED  1.96%
    10,000     Hot Topic, Inc.*                      267,100
     7,000     Michaels Stores, Inc.*                273,000
                                              --------------
                                                     540,100
                                              --------------
               TELECOMMUNICATIONS -
               EQUIPMENT  3.90%
   241,900     Calient Networks, Inc., Series D*--    57,572
    15,000     Harris Corp.                          543,600
   703,600     Hyperchip, Inc., Series 1 Class C*--   90,764
    44,458     Kestrel Solutions, Inc., Series D*--        1
   243,500     Lynx Photonic Networks, Inc.,
                  Series E*--                        114,202
     1,265     Mahi Networks, Inc., Common*--          2,276
   211,800     Metro-Optix, Inc., Series C*--         29,652
   276,100     Nayna Networks, Inc., Series B*--     106,575
   136,900     Novera Optics, Inc., Series C*--            -
   214,542     Turin Networks, Inc., Series C*--     129,626
                                              --------------
                                                   1,074,268
                                              --------------
               TRANSPORTATION  1.07%
    10,000     J.B. Hunt Transport
                  Services, Inc.*                    295,200
                                              --------------

See notes to financial statements.

1-800-228-2121

VAN WAGONER MID-CAP GROWTH FUND (CONT'D.) JUNE 30, 2002 (UNAUDITED)
------------------------------------------------------------------------

NUMBER
OF SHARES                                              VALUE
------------------------------------------------------------------------

               TRANSPORTATION -
               Air Freight  1.04%
    15,000     Airborne Freight Corp.          $     288,000
                                              --------------

               TOTAL COMMON AND
               PREFERRED STOCKS
               (cost $41,426,465)                 21,220,039
                                              --------------

PRINCIPAL
AMOUNT
---------

SHORT-TERM INVESTMENTS  30.14%

$3,307,000     UMB Bank, n.a., repurchase
               agreement, 1.35%, dated
               6/28/02, repurchase price
               $3,307,367, maturing 7/1/02
               (collateralized by U.S. Treasury
               Notes, 5.75%, 11/30/02)             3,307,000

 5,000,460     UMB Bank, n.a.,
               Money Market Fiduciary              5,000,460
                                              --------------

               TOTAL SHORT-TERM INVESTMENTS
               (cost $8,307,460)                   8,307,460
                                              --------------

               TOTAL INVESTMENTS  107.13%
               (cost $49,733,925)                 29,527,499

               Liabilities less
               Other Assets  (7.13)%             (1,965,051)
                                              --------------

NET ASSETS  100.00%                              $27,562,448
                                              ==============

NUMBER
OF SHARES
---------

SECURITIES SOLD SHORT

    20,000     Credence Systems Corp.*         $     355,400
                                              --------------

               TOTAL SECURITIES SOLD SHORT
               (proceeds $349,431)             $     355,400
                                              ==============

See notes to financial statements.

VANWAGONER.COM

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS
---------------------------------------------------------------------

VAN WAGONER MID-CAP GROWTH FUND (CONT'D.) JUNE 30, 2002 (UNAUDITED)
---------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

*Non-income producing

--The following preferred stocks (and common stocks where noted) were purchased in private placement transactions. Resale to the public may require registration or may be limited due to certain restrictions. These securities are valued at their fair value under procedures approved by the Board of Directors (see Note 2(a) to the Financial Statements). At June 30, 2002, the value of the Fund's restricted securities was $2,524,399 or 9.16% of net assets.

SECURITY                           DATE(S) OF        NUMBER OF
DESCRIPTION                       ACQUISITION          SHARES        COST
----------------------------------------------------------------------------

3PARdata, Inc., Series C             May 01          114,200     $   656,737
Athersys, Inc., Series A           October 00        106,900       1,336,250
Authoria, Inc., Series C             May 00          133,414       1,041,963
Bandwidth9, Inc., Series F        November 00        247,600       2,277,920
Blue Pumpkin Software, Inc.,
  Series E                          July 00          164,159       1,200,002
Blue Pumpkin Software, Inc.,
  Series G                          July 01            2,591          10,001
Calient Networks, Inc.,
  Series D                        December 00        241,900       1,747,728
CommVault Systems, Inc.,
  Series BB                       November 00        111,500       1,349,150
CopperCom, Inc., Common             June 01            5,590               -
CopperCom, Inc., Series H-2         June 00           13,002         749,999
CopperCom, Inc., Series I           June 01           51,788         385,303
DataCore Software Corp., Series C    May 00          154,922       1,066,878
Hyperchip, Inc., Series 1 Class C September 00       703,600         619,168
Kestrel Solutions, Inc., Series D  January 00         44,458         578,911
Lynx Photonic Networks, Inc.,
  Series E                           January 01        243,500       2,140,365
Mahi Networks, Inc., Common       November 01          1,265         177,500
Metro-Optix, Inc., Series C         July 01          211,800         499,848
Mirapoint, Inc., Series D          October 00         82,100       1,255,309
Nayna Networks, Inc., Series B    December 00        276,100       1,242,450
Novera Optics, Inc., Series C     February 01        136,900         332,667
SandCraft, Inc., Series C         December 00        193,200         562,212
Tellme Networks, Inc., Series D   September 00        74,400       1,090,109
Tellme Networks, Inc.
  Series D Warrants               September 00           TBD               -
Top Layer Networks, Inc., Series D  July 00          191,489         449,999
Top Layer Networks, Inc., Series E  April 01           1,800           4,860
Turin Networks, Inc., Series C       July 00         214,542         900,004
----------------------------------------------------------------------------

TBD - Shares to be determined upon initial public offering.

See notes to financial statements.

1-800-228-2121

VAN WAGONER EMERGING GROWTH FUND JUNE 30, 2002 (UNAUDITED)
----------------------------------------------------------------------

NUMBER
OF SHARES                                              VALUE
----------------------------------------------------------------------

COMMON AND PREFERRED STOCKS  78.92%

               AEROSPACE - DEFENSE
               EQUIPMENT  1.13%
    35,000     Ducommun, Inc.*                   $   918,400
    11,000     Moog, Inc., Class A*                  471,680
                                              --------------
                                                   1,390,080
                                              --------------
               COMMERCIAL SERVICES -
               ADVERTISING  1.03%
   170,000     DoubleClick, Inc.*                  1,261,400
                                              --------------

               COMPUTER SOFTWARE -
               DESKTOP  0.95%
    85,000     Borland Software Corp.*               875,500
   650,000     Oblix, Inc., Series E*--              286,000
                                              --------------
                                                   1,161,500
                                              --------------

               COMPUTER SOFTWARE -
               EDUCATION  1.08%
    20,000     Electronic Arts, Inc.*              1,321,000
                                              --------------

               COMPUTER SOFTWARE -
               ENTERPRISE  7.11%
   500,000     Acta Technology, Inc., Series C-1*--  241,500
   230,650     Actuate Corp.*                      1,037,925
   145,000     Altiris, Inc.*                        752,840
   600,000     Ariba, Inc.*                        1,914,000
   348,682     Comergent Technologies, Inc.,
                  Series B*--                        261,512
    84,000     Event411, Inc., Series A*--                 1
   274,500     Lawson Software, Inc.*              1,583,865
   313,000     OPNET Technologies, Inc.*           2,804,480
   190,100     Tellme Networks, Inc., Series D*--    139,343
       TBD     Tellme Networks, Inc., Series D
                  Warrants*--                              -
                                              --------------
                                                   8,735,466
                                              --------------

               COMPUTER SOFTWARE -
               INTERNET  19.73%
   200,000     Agile Software Corp.*               1,454,000
   730,501     Blue Pumpkin Software, Inc.,
                  Series E*--                      1,154,192
    11,529     Blue Pumpkin Software, Inc.,
                  Series G*--                         18,215

NUMBER
OF SHARES                                              VALUE
----------------------------------------------------------------------

               COMPUTER SOFTWARE -
               INTERNET  (CONT'D.)
    25,000     eBay, Inc.*                      $  1,540,500
 1,285,000     Embarcadero Technologies, Inc.*^    7,941,300
 2,300,000     I-many, Inc.*^                      6,322,700
   364,150     iManage, Inc.*                      1,219,903
   300,000     Interwoven, Inc.*                     915,000
   300,000     MatrixOne, Inc.*                    1,803,000
    36,750     Plumtree Software, Inc.*              183,015
     5,525     ScreamingMedia, Inc.*                   8,674
   285,000     SupportSoft, Inc.*                    789,450
   392,420     Workstream, Inc.*-                    894,718
                                              --------------
                                                  24,244,667
                                              --------------
               COMPUTER SOFTWARE -
               SECURITY  0.08%
    19,173     Netegrity, Inc.*                      103,826
                                              --------------

               COMPUTERS - INTEGRATED
               SYSTEMS  0.18%
    18,637     CopperCom, Inc., Common*--                  -
    43,343     CopperCom, Inc., Series H-2*--        149,098
   172,646     CopperCom, Inc., Series I*--           76,603
                                              --------------
                                                     225,701
                                              --------------
               COMPUTERS - LOCAL
               NETWORKS  6.69%
   533,900     3PARdata, Inc., Series C*--         1,008,697
   255,847     ANDA Networks, Inc., Series D*--       84,941
    75,000     Brocade Communications
                  Systems, Inc.*                   1,311,000
   145,000     Brocade Communications
                  Systems, Inc. Rights*                    -
    45,000     Emulex Corp.*                       1,012,950
   139,000     Extreme Networks, Inc.*             1,358,030
   950,000     Finisar Corp.*                      2,251,500
   129,100     McDATA Corp., Class A*              1,137,371
    48,000     Sitara Networks, Inc., Common*--       58,320
 1,326,900     Top Layer Networks, Inc., Series C*--       1
    74,468     Top Layer Networks, Inc., Series D*--       1
    12,600     Top Layer Networks, Inc., Series E*--       1
                                              --------------
                                                   8,222,812
                                              --------------

See notes to financial statements.

VANWAGONER.COM

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS
-----------------------------------------------------------------------

VAN WAGONER EMERGING GROWTH FUND (CONT'D.) JUNE 30, 2002 (UNAUDITED)
-----------------------------------------------------------------------

NUMBER
OF SHARES                                              VALUE
-----------------------------------------------------------------------

               COMPUTERS - MEMORY
               DEVICES  0.47%
   123,085     CommVault Systems, Inc.,
                  Series AA*--                    $  158,780
   315,700     CommVault Systems, Inc.,
                  Series BB*--                       407,253
    14,905     DataCore Software Corp.,
                  Series C*--                         16,843
                                              --------------
                                                     582,876
               COMPUTERS - SOFTWARE  3.82%
   115,000     J.D. Edwards & Co.*                 1,397,250
    50,000     JDA Software Group, Inc.*           1,413,000
   175,000     Manugistics Group, Inc.*            1,069,250
   200,000     RealNetworks, Inc.*                   814,000
                                              --------------
                                                   4,693,500
               ELECTRICAL - MEASURING
               INSTRUMENTS  0.87%
   508,900     StockerYale, Inc.*                  1,068,181
                                              --------------

               ELECTRICAL PRODUCTS -
               MISCELLANEOUS  1.01%
   135,000     Powerwave Technologies, Inc.*       1,236,600
                                              --------------
               ELECTRONICS - MILITARY  0.44%
    10,000     L-3 Communications Holdings, Inc.*    540,000
                                              --------------

               ELECTRONICS - MISCELLANEOUS
               COMPONENTS  1.43%
   230,000     RF Micro Devices, Inc.*             1,752,600
                                              --------------
               ELECTRONICS - PARTS
               DISTRIBUTION  1.05%
    65,000     Marvell Technology Group Ltd.*      1,292,850
                                              --------------
               ELECTRONICS - SEMICONDUCTOR
               EQUIPMENT  0.85%
    35,000     Photon Dynamics, Inc.*              1,050,000
                                              --------------

               ELECTRONICS - SEMICONDUCTOR
               MANUFACTURING  5.82%
   125,000     02Micro International Ltd.*         1,293,750
   620,700     Bandwidth9, Inc., Series F*--         341,385
                                              --------------

NUMBER
OF SHARES                                              VALUE
----------------------------------------------------------------------

               ELECTRONICS - SEMICONDUCTOR
               MANUFACTURING  (CONT'D.)
    60,000     Exar Corp.*                        $1,183,200
   683,755     Multilink Technology Corp.*           341,878
    81,300     Oak Technology, Inc.*                 368,289
    90,000     PMC-Sierra, Inc.*                     834,300
    30,000     QLogic Corp.*                       1,143,000
 1,000,000     SandCraft, Inc., Series B*--          421,100
    45,000     Silicon Laboratories, Inc.*         1,217,700
                                              --------------
                                                   7,144,602
                                              --------------

               ENERGY - SERVICES  1.94%
    30,000     ENSCO International, Inc.             817,800
    20,000     Nabors Industries Ltd.*               706,000
    20,000     Weatherford International Ltd.*       864,000
                                              --------------
                                                   2,387,800
                                              --------------

               INTERNET - NETWORK SECURITY/
               SOLUTIONS  0.30%
   238,600     Mirapoint, Inc., Series D*--          365,058
                                              --------------

               INTERNET SERVICE PROVIDER/
               CONTENT  0.00%
     2,470     iBEAM Broadcasting Corp.*                  12
                                              --------------

               MEDICAL - BIOMEDICAL/
               GENETICS  3.25%
    50,000     Affymetrix, Inc.*                   1,199,500
   316,400     Athersys, Inc., Series A*--         1,332,044
   128,163     Athersys, Inc., Series F*--           539,566
    28,000     Gilead Sciences, Inc.*                920,640
                                              --------------
                                                   3,991,750
                                              --------------

               MEDICAL - HOSPITALS  0.69%
    38,100     Province Healthcare Co.*              851,916
                                              --------------

               OIL & GAS - DRILLING  1.52%
   250,000     Grey Wolf, Inc.*                    1,022,500
    30,000     Patterson - UTI Energy, Inc.*         846,900
                                              --------------
                                                   1,869,400
                                              --------------

               OIL & GAS - FIELD SERVICES  0.69%
    25,000     BJ Services Co.*                      847,000
                                              --------------

               OIL & GAS - MACHINERY/
               EQUIPMENT  1.42%
    15,000     Cooper Cameron Corp.*                 726,300
    15,000     Smith International, Inc.*          1,022,850
                                              --------------
                                                   1,749,150
                                              --------------

See notes to financial statements.

1-800-228-2121

VAN WAGONER EMERGING GROWTH FUND (CONT'D.) JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------

NUMBER
OF SHARES                                              VALUE
----------------------------------------------------------------------

               PHARMACEUTICALS  0.94%
    32,500     IDEC Pharmaceuticals Corp.*        $1,152,125
                                              --------------

               RESTAURANTS  0.84%
    45,000     Applebee's International, Inc.      1,032,750
                                              --------------

               RETAIL - DISCOUNT/
               VARIETY  0.88%
    59,500     Dollar Tree Stores, Inc.*           1,083,775
                                              --------------

               RETAIL - MAIL ORDER/
               DIRECT  0.86%
    65,000     Amazon.com, Inc.*                   1,056,250
                                              --------------

               RETAIL - MISCELLANEOUS
               DIVERSIFIED  1.21%
    27,500     PETCO Animal Supplies, Inc.*        1,482,145
                                              --------------

               SERVICE  0.85%
   375,000     priceline.com, Inc.*                1,046,250
                                              --------------

               TELECOMMUNICATIONS -
               EQUIPMENT  6.52%
   130,000     Anaren Microwave, Inc.*             1,123,200
    30,100     Applied Signal Technology, Inc.*      365,715
   870,400     Calient Networks, Inc.,
                  Series D*--                        207,155
 1,534,100     Hyperchip, Inc., Series 1
                  Class C*--                         197,899
   232,935     Kestrel Solutions, Inc.,
                  Series D*--                              1
   419,000     Lynx Photonic Networks, Inc.,
                  Series E*--                        196,511
    23,715     Mahi Networks, Inc., Common*--         42,687
 1,483,100     Metro-Optix, Inc., Series C*--        207,634
   127,500     Microtune, Inc.*                    1,136,025
   962,500     Nayna Networks, Inc., Series B*--     371,525
   309,600     Novera Optics, Inc., Series C*--            -
 2,670,600     Silicon Access Networks, Inc.,
                  Series E*--                        889,310
   715,138     Turin Networks, Inc.,
                  Series C*--                        432,086
 3,898,328     Turin Networks, Inc.,
                  Series D*--                      2,355,370
 1,600,000     Vertical Networks, Inc.,
                  Series E*--                        406,400
   307,601     Vertical Networks, Inc.,
                  Series F*--                         78,131
                                              --------------
                                                   8,009,649
                                              --------------
NUMBER
OF SHARES                                              VALUE
----------------------------------------------------------------------

               TELECOMMUNICATIONS -
               SERVICES  1.38%
   380,000     Micromuse, Inc.*               $    1,691,000
                                              --------------
               TRANSPORTATION  1.89%
    69,950     Expeditors International
                  of Washington, Inc.              2,319,542
                                              --------------

               TOTAL COMMON AND
               PREFERRED STOCKS
               (cost $233,786,365)                96,963,233
                                              --------------

PRINCIPAL
AMOUNT
---------

SHORT-TERM INVESTMENTS  11.73%

$9,413,000     UMB Bank, n.a., repurchase
               agreement, 1.35%, dated
               6/28/02, repurchase price
               $9,414,044, maturing 7/1/02
               (collateralized by U.S. Treasury
               Bills maturing 7/5/02)              9,413,000
 5,000,229     UMB Bank, n.a.,
               Money Market Fiduciary              5,000,229
                                              --------------

               TOTAL SHORT-TERM INVESTMENTS
               (cost $14,413,229)                 14,413,229
                                              --------------

               TOTAL INVESTMENTS  90.65%
               (cost $248,199,594)               111,376,462

               Other Assets
               less Liabilities  9.35%            11,483,954
                                              --------------

NET ASSETS  100.00%                             $122,860,416
                                                ============

See notes to financial statements.

VANWAGONER.COM

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS
----------------------------------------------------------------------

VAN WAGONER EMERGING GROWTH FUND (CONT'D.) JUNE 30, 2002 (UNAUDITED)
----------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

* Non-income producing

^ Affiliated company - See Note 9

-Security acquired in a private placement transaction; resale may be limited due to certain restrictions. Security is valued under procedures approved by the Board of Directors.

--The following preferred stocks (and common stocks where noted) were purchased in private placement transactions. Resale to the public may require registration or may be limited due to certain restrictions. These securities are valued at their fair value under procedures approved by the Board of Directors (see Note 2(a) to the Financial Statements). At June 30, 2002, the value of the Fund's restricted securities was $12,445,163 or 10.13% of net assets.

SECURITY                              DATE(S) OF          NUMBER OF
DESCRIPTION                           ACQUISITION           SHARES       COST
------------------------------------------------------------------------------

3PARdata, Inc., Series C                 May 01           533,900   $3,070,331
Acta Technology, Inc., Series C-1       July 99           500,000    2,500,000
ANDA Networks, Inc., Series D           March 00          255,847    3,510,221
Athersys, Inc., Series A               October 00         316,400    3,955,000
Athersys, Inc., Series F                March 00          128,163    1,537,956
Bandwidth9, Inc., Series F            November 00         620,700    5,710,440
Blue Pumpkin Software, Inc.,
   Series E                        March 00 - July 00     730,501    5,339,962
Blue Pumpkin Software, Inc.,
   Series G                             July 01            11,529       44,502
Calient Networks, Inc., Series D      December 00         870,400    6,288,640
Comergent Technologies, Inc.,
   Series B                            January 00         348,682    2,998,665
CommVault Systems, Inc., Series AA      April 00          123,085      705,511
CommVault Systems, Inc., Series BB    November 00         315,700    3,819,970
CopperCom, Inc., Common                 June 01            18,637            -
CopperCom, Inc., Series H-2             June 00            43,343    2,499,995
CopperCom, Inc., Series I               June 01           172,646    1,284,486
DataCore Software Corp., Series C        May 00            14,905      102,646
Event411, Inc., Series A                June 99            84,000    2,520,000
Hyperchip, Inc., Series 1 Class C     September 00      1,534,100    1,350,008
Kestrel Solutions, Inc., Series D      January 00         232,935    3,037,073
Lynx Photonic Networks, Inc.,
   Series E                            January 01         419,000    3,683,010
Mahi Networks, Inc., Common           November 01          23,715    3,328,600
Metro-Optix, Inc., Series C             July 01         1,483,100    3,500,116
Mirapoint, Inc., Series D              October 00         238,600    3,648,194
Nayna Networks, Inc., Series B        December 00         962,500    4,331,250
Novera Optics, Inc., Series C         February 01         309,600      752,328
Oblix, Inc., Series E                  August 00          650,000    2,743,455
SandCraft, Inc., Series B              October 99       1,000,000    2,470,000
Silicon Access Networks, Inc.,
   Series E                           December 01       2,670,600    1,602,360
Sitara Networks, Inc., Common           July 99            48,000    1,848,000
Tellme Networks, Inc., Series D       September 00        190,100    2,785,345
Tellme Networks, Inc.,
   Series D Warrants                  September 00            TBD            -
Top Layer Networks, Inc.,
   Series C                       August 99 - June 01   1,326,900    2,069,964
Top Layer Networks, Inc., Series D      July 00            74,468      175,000
Top Layer Networks, Inc., Series E      April 01           12,600       34,020
Turin Networks, Inc., Series C          July 00           715,138    3,000,004
Turin Networks, Inc., Series D        December 01       3,898,328    2,898,406
Vertical Networks, Inc., Series E        May 99         1,600,000    3,200,000
Vertical Networks, Inc., Series F       June 01           307,601    1,039,691
------------------------------------------------------------------------------
TBD - Shares to be determined upon initial public offering.

See notes to financial statements.

1-800-228-2121

VAN WAGONER TECHNOLOGY FUND JUNE 30, 2002 (UNAUDITED)
----------------------------------------------------------------------

NUMBER
OF SHARES                                              VALUE
----------------------------------------------------------------------

COMMON AND PREFERRED STOCKS  82.52%

               AEROSPACE - DEFENSE
               EQUIPMENT  1.22%
    15,000     Ducommun, Inc.*                   $   393,600
     5,000     Moog, Inc., Class A*                  214,400
                                              --------------
                                                     608,000
                                              --------------

               COMMERCIAL SERVICES -
               ADVERTISING  1.19%
    80,000     DoubleClick, Inc.*                    593,600
                                              --------------

               COMPUTER SOFTWARE -
               DESKTOP  0.33%
   370,000     Oblix, Inc., Series E*--              162,800
                                              --------------

               COMPUTER SOFTWARE -
               EDUCATION  1.19%
     9,000     Electronic Arts, Inc.*                594,450
                                              --------------

               COMPUTER SOFTWARE -
               ENTERPRISE  9.81%
    95,000     Acta Technology, Inc.,
                  Series C-1*--                       45,885
   104,603     Acta Technology, Inc.,
                  Series D-1*--                       50,523
   226,350     Actuate Corp.*                      1,018,575
    55,000     Altiris, Inc.*                        285,560
   260,000     Ariba, Inc.*                          829,400
   196,106     Authoria, Inc., Series C*--           411,823
   140,888     Comergent Technologies, Inc.,
                  Series B*--                        105,666
    16,000     Event411, Inc., Series A*--                 1
     8,399     Event411, Inc., Series B*--                 1
   130,000     Lawson Software, Inc.*                750,100
   149,450     OPNET Technologies, Inc.*           1,339,072
    91,800     Tellme Networks, Inc., Series D*--     67,289
       TBD     Tellme Networks, Inc., Series D
                  Warrants*--                              -
                                              --------------
                                                   4,903,895
                                              --------------

NUMBER
OF SHARES                                              VALUE
----------------------------------------------------------------------

               COMPUTER SOFTWARE -
               INTERNET  21.40%
   100,000     Agile Software Corp.*            $    727,000
   343,973     Blue Pumpkin Software, Inc.,
                  Series E*--                        543,477
     5,429     Blue Pumpkin Software, Inc.,
                  Series G*--                          8,578
    12,500     eBay, Inc.*                           770,250
   542,100     Embarcadero Technologies, Inc.*     3,350,178
   955,000     I-many, Inc.*                       2,625,295
   149,200     iManage, Inc.*                        499,820
   135,000     Interwoven, Inc.*                     411,750
   130,000     MatrixOne, Inc.*                      781,300
    15,950     Plumtree Software, Inc.*               79,431
   143,950     ScreamingMedia, Inc.*                 226,002
   110,000     SupportSoft, Inc.*                    304,700
   164,568     Workstream, Inc.*-                    375,215
                                              --------------
                                                  10,702,996
                                              --------------
               COMPUTER SOFTWARE -
               SECURITY  0.10%
     9,405     Netegrity, Inc.*                       50,930
                                              --------------

               COMPUTERS - INTEGRATED
               SYSTEMS  0.27%
    11,181     CopperCom, Inc., Common*--                  -
    26,006     CopperCom, Inc., Series H-2*--         89,461
   103,576     CopperCom, Inc., Series I*--           45,957
                                              --------------
                                                     135,418
                                              --------------
               COMPUTERS - LOCAL
               NETWORKS  7.50%
   241,800     3PARdata, Inc., Series C*--           456,833
   123,442     ANDA Networks, Inc., Series D*--       40,983
    35,000     Brocade Communications
                  Systems, Inc.*                     611,800
    57,500     Brocade Communications
                  Systems, Inc. Rights*                    -
    20,000     Emulex Corp.*                         450,200
    62,500     Extreme Networks, Inc.*               610,625
   420,000     Finisar Corp.*                        995,400
    64,550     McDATA Corp., Class A*                568,685
    13,825     Sitara Networks, Inc., Common*--       16,797
   217,600     Top Layer Networks, Inc., Series C*--       1
   276,596     Top Layer Networks, Inc., Series D*--       1
     4,600     Top Layer Networks, Inc., Series E*--       1
                                              --------------
                                                   3,751,326
                                              --------------

See notes to financial statements.

VANWAGONER.COM

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS
----------------------------------------------------------------------

VAN WAGONER TECHNOLOGY FUND (CONT'D.) JUNE 30, 2002 (UNAUDITED)
----------------------------------------------------------------------

NUMBER
OF SHARES                                              VALUE
----------------------------------------------------------------------

               COMPUTERS - MAINFRAME  1.08%
     7,500     International Business
                  Machines Corp.                 $   540,000
                                              --------------

               COMPUTERS - MEMORY
               DEVICES  2.82%
   213,684     CommVault Systems, Inc.,
                  Series AA*--                       275,652
   154,300     CommVault Systems, Inc.,
                  Series BB*--                       199,047
   160,437     DataCore Software Corp.,
                  Series C*--                        181,294
   100,000     EMC Corp.*                            755,000
                                              --------------
                                                   1,410,993
                                              --------------

               COMPUTERS - MINI/MICRO  0.50%
    50,000     Sun Microsystems, Inc.*               250,500
                                              --------------

               COMPUTERS - SOFTWARE  6.57%
    55,000     J.D. Edwards & Co.*                   668,250
    25,000     JDA Software Group, Inc.*             706,500
    75,000     Manugistics Group, Inc.*              458,250
    85,000     RealNetworks, Inc.*                   345,950
    75,000     Yahoo!, Inc.*                       1,107,000
                                              --------------
                                                   3,285,950
                                              --------------

               ELECTRICAL - MEASURING
               INSTRUMENTS  0.81%
   193,500     StockerYale, Inc.*                    406,156
                                              --------------

               ELECTRICAL PRODUCTS -
               MISCELLANEOUS  1.19%
    65,000     Powerwave Technologies, Inc.*         595,400
                                              --------------

               ELECTRONICS - MILITARY  0.43%
     4,000     L-3 Communications
                  Holdings, Inc.*                    216,000
                                              --------------

               ELECTRONICS - MISCELLANEOUS
               COMPONENTS  1.52%
   100,000     RF Micro Devices, Inc.*               762,000
                                              --------------

               ELECTRONICS - PARTS
               DISTRIBUTION  1.27%
    32,000     Marvell Technology Group Ltd.*        636,480
                                              --------------

NUMBER
OF SHARES                                              VALUE
----------------------------------------------------------------------

               ELECTRONICS - SEMICONDUCTOR
               EQUIPMENT  1.05%
    17,500     Photon Dynamics, Inc.*            $   525,000
                                              --------------

               ELECTRONICS - SEMICONDUCTOR
               MANUFACTURING  6.43%
    55,000     02Micro International Ltd.*           569,250
   386,300     Bandwidth9, Inc., Series F*--         212,465
    27,500     Exar Corp.*                           542,300
    83,200     Multilink Technology Corp.*            41,600
    38,650     Oak Technology, Inc.*                 175,085
    40,000     PMC-Sierra, Inc.*                     370,800
    13,000     QLogic Corp.*                         495,300
   195,000     SandCraft, Inc., Series B*--           82,114
   119,100     SandCraft, Inc., Series C*--           50,153
    25,000     Silicon Laboratories, Inc.*           676,500
                                              --------------
                                                   3,215,567
                                              --------------

               INTERNET - NETWORK SECURITY/
               SOLUTIONS  0.52%
   169,200     Mirapoint, Inc., Series D*--          258,876
                                              --------------

               INTERNET - SERVICE PROVIDER/
               CONTENT  0.00%
     1,067     iBEAM Broadcasting Corp.*                   5
                                              --------------

               MEDICAL - BIOMEDICAL/
               GENETICS  4.54%
    20,000     Affymetrix, Inc.*                     479,800
   216,900     Athersys, Inc., Series A*--           913,149
    64,276     Athersys, Inc., Series F*--           270,602
    18,500     Gilead Sciences, Inc.*                608,280
                                              --------------
                                                   2,271,831
                                              --------------

               MEDICAL - HOSPITALS  0.76%
    17,000     Province Healthcare Co.*              380,120
                                              --------------

               PHARMACEUTICALS  1.06%
    15,000     IDEC Pharmaceuticals Corp.*           531,750
                                              --------------

               RETAIL - MAIL ORDER/
               DIRECT  0.81%
    25,000     Amazon.com, Inc.*                     406,250
                                              --------------

               SERVICE  1.03%
   185,000     priceline.com,  Inc.*                 516,150
                                              --------------

See notes to financial statements.

1-800-228-2121

VAN WAGONER TECHNOLOGY FUND (CONT'D.) JUNE 30, 2002 (UNAUDITED)
----------------------------------------------------------------------

NUMBER
OF SHARES                                              VALUE
----------------------------------------------------------------------

               TELECOMMUNICATIONS -
               EQUIPMENT  5.52%
    65,000     Anaren Microwave, Inc.*           $   561,600
    13,000     Applied Signal Technology, Inc.*      157,950
   448,300     Calient Networks, Inc., Series D*--   106,695
   795,361     Hyperchip, Inc., Series 1 Class C*--  102,602
    95,765     Kestrel Solutions, Inc., Series D*--        1
   253,000     Lynx Photonic Networks, Inc.,
                  Series E*--                        118,657
     2,340     Mahi Networks, Inc., Common*--          4,212
   540,200     Metro-Optix, Inc., Series C*--         75,628
    60,000     Microtune, Inc.*                      534,600
   575,500     Nayna Networks, Inc., Series B*--     222,143
   154,900     Novera Optics, Inc., Series C*--            -
   784,500     Silicon Access Networks, Inc.,
                  Series E*--                        261,239
   429,082     Turin Networks, Inc., Series C*--     259,251
   404,437     Turin Networks, Inc., Series D*--     244,361
   300,000     Vertical Networks, Inc.,
                  Series E*--                         76,200
   133,685     Vertical Networks, Inc.,
                  Series F*--                         33,956
                                              --------------
                                                   2,759,095
                                              --------------

NUMBER
OF SHARES                                              VALUE
---------------------------------------------------------------------

               TELECOMMUNICATIONS -
               SERVICES  1.60%
   180,000     Micromuse, Inc.*                $     801,000
                                              --------------
               TOTAL COMMON AND
               PREFERRED STOCKS
               (cost $102,019,024)                41,272,538
                                              --------------

Principal
 Amount
---------

SHORT-TERM INVESTMENTS  8.14%

$4,069,686     UMB Bank, n.a.,
               Money Market Fiduciary              4,069,686
                                              --------------

               TOTAL SHORT-TERM INVESTMENTS
               (cost $4,069,686)                   4,069,686
                                              --------------

               TOTAL INVESTMENTS  90.66%
               (cost $106,088,710)                45,342,224

               Other Assets less
               Liabilities 9.34%                   4,673,119
                                              --------------

NET ASSETS  100.00%                              $50,015,343
                                              ==============
NOTES TO SCHEDULE OF INVESTMENTS

*Non-income producing

-Security acquired in a private placement transaction; resale may be limited due to certain restrictions. Security is valued under procedures approved by the Board of Directors.

--The following preferred stocks (and common stocks where noted) were purchased in private placement transactions. Resale to the public may require registration or may be limited due to certain restrictions. These securities are valued at their fair value under procedures approved by the Board of Directors (see Note 2(a) to the Financial Statements). At June 30, 2002, the value of the Fund's restricted securities was $5,994,374 or 11.99% of net assets.

SECURITY                                DATE(S) OF         NUMBER OF
DESCRIPTION                            ACQUISITION         SHARES       COST
-------------------------------------------------------------------------------
3PARdata, Inc., Series C                   May 01          241,800  $1,390,534
Acta Technology, Inc., Series C-1         July 99           95,000     475,000
Acta Technology, Inc., Series D-1         June 00          104,603     750,004
ANDA Networks, Inc., Series D             March 00         123,442   1,693,624
Athersys, Inc., Series A                 October 00        216,900   2,711,250
Athersys, Inc., Series F                  March 00          64,276     771,312
Authoria, Inc., Series C                   May 00          196,106   1,531,588

See notes to financial statements.

VANWAGONER.COM

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS
-----------------------------------------------------------------------

VAN WAGONER TECHNOLOGY FUND (CONT'D.) JUNE 30, 2002 (UNAUDITED)
-----------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)

SECURITY                                 DATE(S) OF       NUMBER OF
DESCRIPTION                             ACQUISITION         SHARES       COST
-------------------------------------------------------------------------------
Bandwidth9, Inc., Series F              November 00        386,300  $3,553,960
Blue Pumpkin Software, Inc.,
  Series E                           March 00 - July 00    343,973   2,514,443
Blue Pumpkin Software, Inc.,
  Series G                                July 01            5,429      20,956
Calient Networks, Inc., Series D        December 00        448,300   3,238,968
Comergent Technologies, Inc.,
  Series B                               January 00        140,888   1,211,637
CommVault Systems, Inc., Series AA        April 00         213,684   1,224,815
CommVault Systems, Inc., Series BB      November 00        154,300   1,867,030
CopperCom, Inc., Common                   June 01           11,181           -
CopperCom, Inc., Series H-2               June 00           26,006   1,499,997
CopperCom, Inc., Series I                 June 01          103,576     770,605
DataCore Software Corp., Series C          May 00          160,437   1,104,854
Event411, Inc., Series A                  June 99           16,000     480,000
Event411, Inc., Series B                  June 00            8,399     254,500
Hyperchip, Inc., Series 1 Class C       September 00       795,361     699,918
Kestrel Solutions, Inc., Series D        January 00         95,765   1,247,006
Lynx Photonic Networks, Inc.,
  Series E                               January 01        253,000   2,223,870
Mahi Networks, Inc., Common                May 00            2,340     328,435
Metro-Optix, Inc., Series C               July 01          540,200   1,274,872
Mirapoint, Inc., Series D                October 00        169,200   2,587,068
Nayna Networks, Inc., Series B          December 00        575,500   2,589,750
Novera Optics, Inc., Series C           February 01        154,900     376,407
Oblix, Inc., Series E                    August 00         370,000   1,561,659
SandCraft, Inc., Series B                October 99        195,000     481,650
SandCraft, Inc., Series C               December 00        119,100     346,581
Silicon Access Networks, Inc.,
   Series E                             December 01        784,500     470,700
Sitara Networks, Inc., Common        July 99 - June 00      13,825     847,249
Tellme Networks, Inc., Series D         September 00        91,800   1,345,054
Tellme Networks, Inc.,
  Series D Warrants                     September 00           TBD           -
Top Layer Networks, Inc.,
  Series C                          August 99 - June 01    217,600     339,456
Top Layer Networks, Inc.,
  Series D                                July 00          276,596     650,000
Top Layer Networks, Inc., Series E        April 01           4,600      12,420
Turin Networks, Inc., Series C            July 00          429,082   1,799,999
Turin Networks, Inc., Series D          December 01        404,437     300,698
Vertical Networks, Inc., Series E          May 99          300,000     600,000
Vertical Networks, Inc., Series F         June 01          133,685     451,855
------------------------------------------------------------------------------

TBD - Shares to be determined upon initial public offering.

See notes to financial statements.

1-800-228-2121

VAN WAGONER FUNDS STATEMENTS OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------
JUNE 30, 2002 (UNAUDITED)


                                                       SMALL-CAP           POST-        MID-CAP        EMERGING
                                                         GROWTH           VENTURE       GROWTH          GROWTH           TECHNOLOGY
ASSETS:                                                   FUND             FUND          FUND            FUND               FUND
Investments, at value:
  Unaffiliated issuers (cost $65,736,414,
  $119,070,403, $46,426,925,
  $186,931,298 and $106,088,710,
  respectively)                                     $46,166,653       $ 46,357,627    $  26,220,499    $ 87,699,462  $  45,342,224
  Affiliated issuers (cost $0, $0, $0,
  $51,855,296 and $0, respectively)                           -                  -                -      14,264,000              -
  Repurchase agreements
  (cost $703,000, $815,000, $3,307,000,
  $9,413,000 and $0, respectively)                      703,000            815,000        3,307,000       9,413,000              -
Receivable from brokers                               4,669,773          7,813,289        5,068,118      19,326,175      8,385,506
Receivable for investments sold                       2,607,403          5,753,116        1,821,158      14,299,826      5,893,890
Receivable for fund shares sold                               -                  -                -               -             50
Interest and dividends receivable                         1,641                534            2,489           2,316            712
Receivable from Adviser                                       -              7,955              401               -          9,050
Prepaid expenses and other assets                        42,963             61,075           30,158         114,292         51,850
                                                 --------------       ------------    -------------   -------------  -------------
Total Assets                                         54,191,433         60,808,596       36,449,823     145,119,071     59,683,282
                                                 --------------       ------------    -------------   -------------  -------------


LIABILITIES:
Securities sold short, at value
(proceeds of $1,174,225, $0, $349,431,
$0 and $0, respectively)                              1,146,400                  -          355,400               -              -
Payable to custodian                                          -                  -                -         635,948              -
Payable for investments purchased                     3,612,984          7,981,017        8,359,054      21,171,906      9,350,428
Payable for fund shares redeemed                              -              1,316            1,587           8,030          2,604
Accrued investment advisory fees                         24,476                  -                -          57,271              -
Accrued distribution fees                                35,190             23,072           22,929          92,580         33,660
Accrued expenses and other liabilities                   82,879            285,983          148,405         292,920        281,247
                                                 --------------       ------------    -------------   -------------  -------------
Total Liabilities                                     4,901,929          8,291,388        8,887,375      22,258,655      9,667,939
                                                 --------------       ------------    -------------   -------------  -------------


NET ASSETS                                          $49,289,504      $  52,517,208    $  27,562,448    $122,860,416  $  50,015,343
                                                ===============       ============     ============    ============  =============

NET ASSETS CONSIST OF:
Capital stock                                       $98,285,847       $583,357,644     $237,006,458    $634,023,551   $456,443,220
Accumulated net realized loss on investments       (29,454,407)      (458,127,660)    (189,231,615)   (374,340,003)  (345,681,391)
Net unrealized depreciation on investments         (19,541,936)       (72,712,776)     (20,212,395)   (136,823,132)   (60,746,486)
                                                 --------------       ------------    -------------   -------------  -------------

Net Assets                                          $49,289,504      $  52,517,208    $  27,562,448    $122,860,416  $  50,015,343
                                                ===============       ============     ============    ============  =============

CAPITAL STOCK, $0.0001 PAR VALUE
Authorized                                          100,000,000        100,000,000      100,000,000     200,000,000    100,000,000
Issued and outstanding                                4,884,385         12,698,106        6,583,854      22,913,968      7,174,320

NET ASSET VALUE, REDEMPTION
PRICE AND OFFERING PRICE PER SHARE
(NET ASSETS/SHARES OUTSTANDING)                          $10.09              $4.14            $4.19           $5.36          $6.97


                                              See notes to financial statements.

VANWAGONER.COM

VAN WAGONER FUNDS STATEMENTS OF OPERATIONS
----------------------------------------------------------------------

SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)


                                            SMALL-CAP          POST-          MID-CAP            EMERGING
                                             GROWTH           VENTURE         GROWTH              GROWTH        TECHNOLOGY
                                              FUND              FUND           FUND                FUND            FUND
INVESTMENT INCOME:
Interest                               $     58,397        $    20,930    $    28,604        $     47,948    $    12,353
Dividends                                     3,945                587          2,848               6,824          1,136
                                       ------------        -----------   ------------        ------------    -----------
Total Investment Income                      62,342             21,517         31,452              54,772         13,489
                                       ------------        -----------   ------------        ------------    -----------

EXPENSES:
Investment advisory fees                    541,716            812,297        198,362           1,456,965        572,943
Transfer agent fees and expenses            133,760            438,867        201,578             439,649        415,376
Distribution fees                            90,286            135,383         49,590             291,393        114,589
Fund accounting and administration fees      56,502             72,907         35,705             107,497         66,723
Professional fees                            48,056             63,175         37,362             107,212         54,796
Printing and postage expenses                17,431             34,853         13,504              68,282         29,313
Custody fees                                 11,495             19,250          7,070              30,566         12,208
State registration fees                       9,042             10,227         10,228              16,404         10,864
Directors' fees and expenses                  6,333              6,314          6,314               6,314          6,243
Miscellaneous expenses                       20,865             10,651          4,701              18,570          9,361
                                       ------------        -----------   ------------        ------------    -----------

Total expenses before waiver of expenses    935,486          1,603,924        564,414           2,542,852      1,292,416
Waiver of expenses                        (199,709)          (520,861)      (167,691)           (211,809)      (375,707)
                                       ------------        -----------   ------------        ------------    -----------
Net Expenses                                735,777          1,083,063        396,723           2,331,043        916,709
                                       ------------        -----------   ------------        ------------    -----------
NET INVESTMENT LOSS                       (673,435)        (1,061,546)      (365,271)         (2,276,271)      (903,220)
                                       ------------        -----------   ------------        ------------    -----------

REALIZED AND UNREALIZED LOSS:
Net realized loss on investments        (3,175,160)       (65,321,387)   (16,038,246)        (98,498,862)   (43,347,280)
Net realized gain on short positions        714,516            991,652        441,724           2,199,133        800,788
Net realized gain on options written        243,620             24,255              -             111,446         40,885
Net realized gain on options purchased            -          2,233,191              -           7,906,284      2,426,159
Change in net unrealized appreciation
   or depreciation on investments      (22,958,956)       (22,510,649)    (2,097,171)        (87,027,409)   (28,301,485)
                                      ------------        -----------   ------------        ------------     -----------
Net Loss on Investments                (25,175,980)       (84,582,938)   (17,693,693)       (175,309,408)   (68,380,933)
                                       ------------        -----------   ------------        ------------    -----------

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS             $(25,849,415)      $(85,644,484)  $(18,058,964)      $(177,585,679)  $(69,284,153)
                                       ============      =============  =============       =============  =============



                                              See notes to financial statements.

1-800-228-2121

VAN WAGONER FUNDS STATEMENTS OF CASH FLOWS
----------------------------------------------------------------------

SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

                                                      SMALL-CAP           POST-         MID-CAP       EMERGING
                                                        GROWTH           VENTURE        GROWTH         GROWTH         TECHNOLOGY
                                                         FUND             FUND           FUND           FUND             FUND
Increase (decrease) in cash -
Cash flows from operating activities:
Net decrease in net assets from operations        $  (25,849,415)   $  (85,644,484)  $(18,058,964) $(177,585,679)  $  (69,284,153)
                                                  ---------------  ----------------------------------------------  ---------------
Adjustments to reconcile net decrease in
   net assets from operations to net cash
   provided by operating activities:
   Purchase of investment securities                (125,745,035)     (110,034,615)   (76,799,232)  (272,469,780)    (101,986,545)
   Proceeds from sale of
      investment securities                           147,133,708       150,788,348     84,084,084    348,624,629      124,072,807
   Sale (purchase) of short-term
      investment securities, net                       10,751,296       (5,815,362)    (4,873,537)      4,568,106      (2,417,693)
   Increase in receivable from brokers                (3,332,185)       (7,620,362)    (5,067,062)   (18,760,651)      (8,356,119)
   Decrease (increase) in interest and
      dividends receivable                                  1,419               258        (1,630)          (872)               68
    Increase in receivable from Adviser                         -           (7,955)          (401)              -          (9,050)
    Increase in receivable for
      sold                                              (290,345)       (3,732,263)      (404,217)   (10,641,678)      (4,244,283)
   Increase in prepaid expenses
   and other assets                                      (21,510)          (39,452)        (6,188)       (83,153)         (27,330)
   Increase (decrease) in payable
      to custodian                                              -          (38,664)              -        635,948                -
   Increase in payable for
      investments purchased                             1,557,162         7,480,067      8,195,054     14,980,319        9,350,428
   Increase (decrease) in accrued expenses               (85,491)          (61,002)            405      (374,265)         (44,444)
   Change in net unrealized appreciation
      or depreciation on investments                   22,958,956        22,510,649      2,097,171     87,027,409       28,301,485
   Net realized loss from investments                   2,217,024        62,072,289     15,596,522     88,281,999       40,079,448
                                                  ---------------  ---------------- ------------------------------  ---------------
   Net cash provided by operating activities           29,295,584        29,857,452      4,762,005     64,202,332       15,434,619
                                                  ---------------  ---------------- -----------------------------  ---------------
Cash flows from financing activities:
   Proceeds from shares sold                           43,099,426        89,096,079     22,373,559    133,245,449       33,022,321
      Payment on shares redeemed                     (72,395,010)     (118,953,531)   (27,135,564)  (197,447,781)     (48,456,940)
                                                  ---------------  ---------------- -----------------------------  ---------------
   Net cash used in
      financing activities                           (29,295,584)      (29,857,452)    (4,762,005)   (64,202,332)     (15,434,619)
                                                  ---------------  ---------------- -----------------------------  ---------------

Net increase (decrease) in cash                                 -                 -              -              -                -

Cash:
   Beginning balance                                            -                 -              -              -                -

   Ending balance                                 $             -      $          - $            -  $           -       $        -
                                                   ==============   =============== ============== ==============      ===========


                                              See notes to financial statements.

VANWAGONER.COM

VAN WAGONER FUNDS STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------

                                                     SMALL-CAP GROWTH FUND                         POST-VENTURE FUND
                                               Six Months Ended          Year          Six Months Ended               Year
                                                June 30, 2002           Ended           June 30, 2002                Ended
                                                 (Unaudited)        Dec. 31, 2001        (Unaudited)             Dec. 31, 2001

OPERATIONS:
Net investment loss                               $(673,435)        $(1,445,367)        $(1,061,546)             $(3,829,592)
Net realized loss on investments                 (3,175,160)        (30,517,435)        (65,321,387)            (228,687,843)
Net realized gain on short positions                 714,516           2,474,769             991,652                6,731,366
Net realized gain on options written                 243,620           1,396,896              24,255                6,725,523
Net realized gain on options purchased                     -              83,783           2,233,191                3,585,806
Change in net unrealized appreciation or
    depreciation on investments                 (22,958,956)        (34,330,924)        (22,510,649)             (68,791,990)
                                               -------------      --------------       -------------           --------------
Net decrease in net assets
  resulting from operations                     (25,849,415)        (62,338,278)        (85,644,484)            (284,266,730)
                                               -------------      --------------       -------------           --------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares                      42,472,828          75,652,244          88,316,152              254,694,983
Redemption of shares                            (71,260,414)        (67,978,192)       (116,599,728)            (285,719,456)
Net increase (decrease)
  from share transactions                       (28,787,586)           7,674,052        (28,283,576)             (31,024,473)
                                               -------------      --------------       -------------           --------------
TOTAL DECREASE IN NET ASSETS                    (54,637,001)        (54,664,226)       (113,928,060)            (315,291,203)
NET ASSETS:
Beginning of period                              103,926,505         158,590,731         166,445,268              481,736,471
                                               -------------      --------------       -------------           --------------
End of period                                 $   49,289,504        $103,926,505      $   52,517,208            $ 166,445,268
                                               =============       =============       =============           ==============
TRANSACTIONS IN SHARES:
Shares sold                                        3,090,360           5,301,749          12,660,099               21,210,675
Shares redeemed                                  (5,216,898)         (4,636,562)        (16,544,516)             (22,795,483)
                                               -------------      --------------       -------------           --------------
Net increase (decrease)                          (2,126,538)             665,187         (3,884,417)              (1,584,808)
                                               =============       =============       =============           ==============

See notes to financial statements.

                                                MID-CAP GROWTH FUND         EMERGING GROWTH FUND              TECHNOLOGY FUND
                                          Six Months Ended    Year      Six Months Ended    Year    Six Months Ended       Year
                                           June 30, 2002     Ended       June 30, 2002     Ended      June 30, 2002       Ended
                                            (Unaudited)  Dec. 31, 2001    (Unaudited)  Dec. 31, 2001   (Unaudited)    Dec. 31, 2001

OPERATIONS:
Net investment loss                            $(365,271) $(1,584,785)   $(2,276,271)   $(6,580,735)      $(903,220)   $(3,314,555)
Net realized loss on investments             (16,038,246)(122,702,371)   (98,498,862)  (280,443,454)    (43,347,280)  (212,531,124)
Net realized gain on short positions              441,724    2,473,624      2,199,133     12,236,805         800,788      5,847,872
Net realized gain on options written                    -    4,187,937        111,446     15,338,852          40,885      5,485,904
Net realized gain on options purchased                  -    1,703,794      7,906,284      7,574,707       2,426,159      3,138,665
Change in net unrealized
  appreciation or depreciation on
  investments                                 (2,097,171) (15,038,481)   (87,027,409)  (240,484,475)    (28,301,485)   (49,345,736)
                                            ------------ -------------  ------------- --------------   -------------  -------------
Net decrease in net assets resulting
  from operations                            (18,058,964)(130,960,282)  (177,585,679)  (492,358,300)    (69,284,153)  (250,718,974)
                                            ------------ -------------  ------------- --------------   -------------  -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares                   22,262,195  112,076,660    129,818,077    386,594,920      31,744,829    142,102,073
Redemption of shares                         (26,871,763)(139,064,933)  (192,157,632)  (341,949,752)    (47,165,769)  (170,455,891)
                                            ------------ -------------  ------------- --------------   -------------  -------------
Net increase (decrease)
  from share transactions                     (4,609,568) (26,988,273)   (62,339,555)     44,645,168    (15,420,940)   (28,353,818)
                                            ------------ -------------  ------------- --------------   -------------  -------------
TOTAL DECREASE IN NET ASSETS                 (22,668,532)(157,948,555)  (239,925,234)  (447,713,132)    (84,705,093)  (279,072,792)
NET ASSETS:
Beginning of period                            50,230,980  208,179,535    362,785,650    810,498,782     134,720,436    413,793,228
                                            ------------- ------------  ------------- --------------   -------------  -------------
End of period                              $   27,562,448 $ 50,230,980   $122,860,416   $362,785,650     $50,015,343  $ 134,720,436
                                            ============= ============   ============   ============  ============== ==============
TRANSACTIONS IN SHARES:
Shares sold                                     3,915,724    9,955,676     14,376,740     28,016,297       2,615,632      6,726,890
Shares redeemed                               (4,691,728) (12,859,704)   (21,216,698)   (25,057,320)     (3,893,547)    (8,156,449)
                                            ------------ -------------  ------------- --------------   -------------  -------------
Net increase (decrease)                         (776,004)  (2,904,028)    (6,839,958)      2,958,977     (1,277,915)    (1,429,559)
                                            ============ =============   ============   ============  ============== ==============

                                              See notes to financial statements.

VANWAGONER.COM

VAN WAGONER FUNDS FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------

For a Fund Share Outstanding Throughout the Period


                                    SMALL-CAP GROWTH FUND                                    POST-VENTURE FUND
                         Six                                                     Six
                       Months                                                  Months
                        Ended     Year      Year     Year    Year     Year      Ended   Year      Year      Year     Year   Year
                      June 30,   Ended     Ended     Ended   Ended   Ended    June 30,  Ended    Ended      Ended   Ended   Ended
                        2002    Dec. 31,  Dec. 31, Dec. 31,Dec. 31, Dec. 31,    2002  Dec. 31,  Dec. 31,  Dec. 31, Dec. 31,Dec. 31,
                     (Unaudited)  2001      2000     1999    1998     1997   (Unaudited)2001      2000      1999     1998   1997

Net Asset Value,
  Beginning of Period   $14.82  $24.99    $34.79   $11.30    $9.99  $12.45   $10.04   $26.52    $38.09     $12.08   $8.78   $10.00

Income (Loss) From
   Investment Operations:
Net investment loss     (0.14)  (0.21)    (0.56)   (0.16)   (0.16)  (0.26)   (0.08)   (0.23)    (0.53)     (0.12)  (0.14)   (0.15)
Net realized and
  unrealized gains
  (losses) on
  investments           (4.59)  (9.96)    (4.74)    23.65     1.47  (2.20)   (5.82)  (16.25)   (11.03)      28.33    3.44   (1.07)
                       -------  ------   -------  -------  ------- -------  -------  -------   -------    ------- -------  -------

Total from investment
  operations            (4.73) (10.17)    (5.30)    23.49     1.31  (2.46)   (5.90)  (16.48)   (11.56)      28.21    3.30   (1.22)
                       -------  ------   -------  -------  ------- -------  -------  -------   -------    ------- -------  -------

DISTRIBUTIONS:
Net realized gains           -       -    (4.50)        -        -       -        -        -    (0.01)     (2.20)       -        -
                       -------  ------   -------  -------  ------- -------  -------  -------   -------    ------- -------  -------

Net Asset Value,
  End of Period         $10.09  $14.82    $24.99   $34.79   $11.30   $9.99  $  4.14   $10.04    $26.52     $38.09  $12.08  $  8.78
                       ======= =======   =======  =======  ======= =======  =======  =======   =======    ======= =======  =======
Total Return(1)       (31.85)%(40.74)%  (18.23)%  207.88%   13.11%(19.76)% (58.76)% (62.14)%  (30.31)%    237.22%  37.59% (12.20)%

Supplemental Data
  and Ratios:
Net assets, end of
  period (000s)        $49,290$103,927  $158,591 $296,026  $46,113 $71,867  $52,517 $166,445  $481,736   $391,224 $19,081  $20,468
Ratio of expenses to
  average net assets:
  Net of waivers and
  reimbursements (2)  2.00%(3)   1.95%  1.95%(3)    1.95%    1.95%   1.95%    2.00%    1.95%  1.95%(4)      1.95%   1.95%    1.95%
  Before waivers and
  reimbursements(2)   2.55%(3)   2.33%  1.97%(3)    2.18%    2.63%   2.32%    2.96%    2.53%  2.13%(4)      2.23%   2.90%    2.69%
Ratio of net investment
  loss to average net
  assets:
  Net of waivers and
  reimbursements(2)    (1.87)% (1.64)%   (1.34)%  (1.13)%  (1.30)% (1.72)%  (1.96)%  (1.75)%   (1.53)%    (1.06)% (1.39)%  (1.39)%
  Before waivers and
  reimbursements(2)    (2.42)% (2.02)%   (1.36)%  (1.36)%  (1.98)% (2.09)%  (2.92)%  (2.33)%   (1.71)%    (1.34)% (2.34)%  (2.13)%
Portfolio turnover
  rate(1)                 212%    219%      170%     180%     367%    232%     110%     125%      206%       328%    641%     317%

(1)Not annualized for periods less than one year.

(2) Annualized for periods less than one year.

(3)Excludes dividends on short sales. Including dividends on short sales, the ratio of expenses to average net assets net of waviers and reimbursements and before waivers and reimbursements would be 2.04% and 2.59%; and 1.95% and 1.97%, for the six months ended June 30, 2002 and the year ended December 31, 2000, respectively.

(4) Excludes dividends on short sales. Including dividends on short sales, the ratio of expenses to average net assets net of waivers and reimbursements and before waivers and reimbursements would be 1.96% and 2.13% for the Post-Venture Fund.

The Funds may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on a Fund.

                                              See notes to financial statements.

VANWAGONER.COM

VAN WAGONER FUNDS FINANCIAL HIGHLIGHTS (CONT'D.)
-----------------------------------------------------------------------

For a Fund Share Outstanding Throughout the Period


                                    MID-CAP GROWTH FUND                                             EMERGING GROWTH FUND
                         Six                                                     Six
                       Months                                                  Months
                        Ended     Year      Year     Year    Year    Year       Ended   Year      Year      Year     Year   Year
                      June 30,   Ended     Ended     Ended   Ended   Ended    June 30,  Ended    Ended      Ended   Ended   Ended
                        2002    Dec. 31,  Dec. 31, Dec. 31,Dec. 31,Dec. 31,     2002  Dec. 31,  Dec. 31,  Dec. 31, Dec. 31,Dec. 31,
                     (Unaudited)  2001      2000     1999    1998    1997    (Unaudited)2001      2000      1999     1998   1997

Net Asset Value, Beginning
  of Period              $6.82  $20.28    $27.06   $12.43   $10.67  $12.39   $12.19   $30.25    $42.86     $10.96  $10.15   $12.69

INCOME (LOSS) FROM
   INVESTMENT OPERATIONS:
Net investment loss     (0.06)  (0.22)    (0.26)   (0.13)   (0.16)  (0.22)   (0.10)   (0.22)    (0.69)     (0.22)  (0.20)   (0.25)
Net realized and
  unrealized gains
  (losses) on
  investments           (2.57) (13.24)    (5.88)    15.71     1.92  (1.50)   (6.73)  (17.84)    (6.94)      32.12    1.01   (2.29)
                       -------  ------   -------  -------  ------- -------  -------  -------   -------    ------- -------  -------

Total from investment
  operations            (2.63) (13.46)    (6.14)    15.58     1.76  (1.72)   (6.83)  (18.06)    (7.63)      31.90    0.81   (2.54)
                       -------  ------   -------  -------  ------- -------  -------  -------   -------    ------- -------  -------

DISTRIBUTIONS:
Net realized gains           -       -    (0.64)   (0.95)        -       -        -        -    (4.98)          -       -        -


Net Asset Value,
  End of Period          $4.19  $ 6.82    $20.28   $27.06   $12.43  $10.67  $  5.36   $12.19    $30.25     $42.86  $10.96   $10.15
                       ======= =======   =======  =======  ======= =======  =======  =======   =======    ======= =======  =======

Total Return(1)       (38.56)%(66.37)%  (23.28)%  126.88%   16.49%(13.88)% (55.95)% (59.70)%  (20.90)%    291.15%   7.98% (20.02)%

SUPPLEMENTAL DATA
  AND RATIOS:
Net assets, end of
  period (000s)        $27,562 $50,231  $208,180 $141,916  $45,925 $73,837 $122,860 $362,786  $810,499 $1,466,827 $189,372$313,217
Ratio of expenses to
  average
  net assets:
   Net of waivers and
  reimbursements(2)      2.00%   1.95%  1.65%(3)    1.85%    1.95%   1.80%    2.00%    1.84%     1.68%      1.79%   1.95%    1.88%
  Before waivers and
  reimbursements(2)      2.85%   2.23%  1.65%(3)    1.85%    2.12%   1.80%    2.18%    1.84%     1.68%      1.79%   2.10%    1.88%
Ratio of net investment
  loss to
   average net assets:
  Net of waivers and
  reimbursements(2)    (1.84)% (1.75)%   (1.18)%  (0.88)%  (1.15)% (1.42)%  (1.95)%  (1.61)%   (1.41)%    (1.30)% (1.55)%  (1.68)%
  Before waivers and
  reimbursements(2)    (2.69)% (2.03)%   (1.18)%  (0.88)%  (1.32)% (1.42)%  (2.13)%  (1.61)%   (1.41)%    (1.30)% (1.70)%  (1.68)%
Portfolio turnover
  rate(1)                 253%    168%      238%     589%     787%    304%     127%     131%      197%       353%    668%     333%

(1) Not annualized for periods less than one year.

(2) Annualized for periods less than one year.

(3) Excludes dividends on short sales. Including dividends on short sales, the ratio of expenses to average net assets net of waivers and reimbursements and before waivers and reimbursements would be 1.66% and 1.66% for the Mid-Cap Growth Fund.

The Funds may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on a Fund.

                                              See notes to financial statements.

VANWAGONER.COM

VAN WAGONER FUNDS FINANCIAL HIGHLIGHTS (CONT'D.)
----------------------------------------------------------------------

For a Fund Share Outstanding Throughout the Period


                                                                     TECHNOLOGY FUND
                                         Six Months        Year            Year          Year            Yearr
                                            Ended          Ended           Ended        Ended            Ended
                                        June 30, 2002    Dec. 31,        Dec. 31,      Dec. 31,        Dec. 31,
                                         (Unaudited)       2001            2000          1999            1998

Net Asset Value, Beginning of Period        $15.94         $41.87         $58.29         $18.51         $10.00

INCOME (LOSS) FROM
    INVESTMENT OPERATIONS:
Net investment loss                         (0.13)         (0.39)         (0.89)         (0.16)         (0.08)
Net realized and unrealized gains
   (losses) on investments                  (8.84)        (25.54)        (15.50)          41.29           8.59
                                         ---------      ---------      ---------      ---------      ---------

Total from investment operations            (8.97)        (25.93)        (16.39)          41.13           8.51
                                         ---------      ---------      ---------      ---------      ---------

DISTRIBUTIONS:
Net realized gains                               -              -         (0.03)         (1.35)              -


Net Asset Value, End of Period             $  6.97         $15.94         $41.87         $58.29         $18.51
                                         =========      =========      =========     ==========      =========

Total Return(1)                           (56.21)%       (61.93)%       (28.13)%        223.76%         85.10%

SUPPLEMENTAL DATA
   AND RATIOS:
Net assets, end of period (000s)           $50,015       $134,720       $413,793       $401,444         $8,176
Ratio of expenses to average net assets:
   Net of waivers and reimbursements (2)     2.00%          1.95%       1.88%(3)          1.95%          1.95%
   Before waivers and reimbursements(2)      2.82%          2.35%       1.88%(3)          2.03%          5.80%
Ratio of net investment loss to
   average net assets:
   Net of waivers and reimbursements(2)    (1.97)%        (1.78)%        (1.56)%        (1.05)%        (0.88)%
   Before waivers and reimbursements(2)    (2.79)%        (2.18)%        (1.56)%        (1.13)%        (4.73)%
Portfolio turnover rate(1)                    121%           128%           211%           275%           888%


(1)Not annualized for periods less than one year.

(2)Annualized for periods less than one year.

(3)Excludes dividends on short sales. Including dividends on short sales, the ratio of expenses to average net assets net of waivers and reimbursements and before waivers and reimbursements would be 1.88% and 1.88% for the Technology Fund.

The Funds may invest in initial public offerings ("IPOs"). IPOs and other investment techniques mayhave a magnified performance impact on a Fund.

                                              See notes to financial statements.

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VAN WAGONER FUNDS NOTES TO FINANCIAL STATEMENTS
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1.  ORGANIZATION
  Van Wagoner Funds, Inc. (the "Company") was organized on October 18, 1995 as a Maryland corporation and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Small-Cap Growth Fund (formerly known as the Micro-Cap Growth Fund), Post-Venture Fund, Mid-Cap Growth Fund, Emerging Growth Fund and Technology Fund (collectively the "Funds") are separate, diversified investment portfolios of Van Wagoner Funds, Inc.

2. SIGNIFICANT ACCOUNTING POLICIES
  The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from such estimates.

  (A) INVESTMENT VALUATION - A security traded on a recognized stock exchange is valued at the last sale price. All other securities for which over-the-counter market quotations are readily available are valued at the last sale price. If no sale is reported, the most current bid price is used. Debt securities which will mature in more than 60 days are valued at prices furnished by an independent pricing service. Securities which will mature in 60 days or less are valued at amortized cost, which approximates market value. Any securities, including private equity securities, forwhich market quotations are not readily available are valued at their fair value as determined in good faith by the Funds' Adviser under the supervision of the Board of Directors. These securities are initially carried at their original funded cost. Changes in the fair value of these securities are made when, in the judgment of the Adviser, evidence of a change in value is readily ascertainable. In retrospect, fair values so determined may not reflect the prices at which those securities could have been sold during the periods in which the particular fair values were used in determining the Funds' net asset values.

  (B) PRIVATE EQUITY INVESTMENTS AND FUND LIQUIDITY - During certain periods in 2002, the percentage of private equity securities held by certain of the Funds has exceeded fifteen percent (see Schedules of Investments for percentages as of June 30, 2002). The increase in the percentages of private equity securities was primarily the result of relatively greater declines in the value of the Funds' publicly traded securities in 2002. Net shareholder redemptions also contributed to the increased percentages. The percentage of private equities held by the Funds, and therefore the Funds' liquidity, is affected by the investment mix of public and private equities, the Funds' performance, and the level of shareholder redemptions. Should there be further declines in value of the publicly traded securities held by the Funds relative to the private securities, or should the Funds experience significant net share redemptions absent sales of private equities by the Funds, the percentages of illiquid securities held by the

VANWAGONER.COM

VAN WAGONER FUNDS NOTES TO FINANCIAL STATEMENTS
----------------------------------------------------------------------

      Funds would increase and the percentage of publicly traded securities would decrease. Management of the Funds is taking steps to reduce the percentage of illiquid securities held by each Fund. These steps may include selling private equity securities when management of the Funds believes those transactions would be in the best interest of the shareholders. Because of the illiquid nature of the Funds' private equity securities, management may not be able to sell private equities at the prices at which they have valued them for purposes of calculating the Funds' net asset values.

  (C) REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held by the Funds' custodian.

  (D) EXPENSES - The Funds are charged for those expenses that are directly attributable to each Fund, such as investment advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective average daily net assets.

  (E) OPTION CONTRACTS - The Funds purchase put options to hedge portfolio investments. Premiums paid for option contracts purchased are included in the Statements of Assets and Liabilities as an asset. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported, the option contract purchased is valued at the mean of the current bid and asked price reported on the date of valuation. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities.

      The Funds may also write (sell) covered call options to hedge portfolio investments. When a Fund sells an option, an amount equal to the premium received by the Fund is included in the Statements of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, a Fund may become obligated during the term of the option to deliver the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported, the option contract written is valued at the mean of the current bid and asked price reported on the date of valuation. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the

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VAN WAGONER FUNDS NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------------------

      premium originally received increases the proceeds of the sale of the security, and the Fund realizes a gain or loss from the sale of the underlying security.

  (F) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain capital accounts as a result of the timing and characterization of certain income and capital gains or losses determined in accordance with federal income tax regulations, which may differ from GAAP.

 (G) OTHER - Investment transactions are ac-counted for on a trade date basis. Each Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

  3. FEDERAL INCOME TAXES
     Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.

     As of December 31, 2001, the Small-Cap Growth, Post-Venture, Mid-Cap Growth, Emerging Growth and Technology Funds had federal income tax capital loss carryforwards of $25,164,798, $311,525,517, $144,065,394, $239,446,921
     and $236,436,379, respectively.

     Federal income tax capital loss carryforwards for the Post-Venture, Mid-Cap Growth and Technology Funds expire in 2008 and 2009. The entire federal income tax capital loss carryforwards for the Small-Cap Growth and Emerging Growth Funds expire in 2009. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

     As of December 31, 2001, the Post-Venture, Mid-Cap Growth, Emerging Growth and Technology Funds had $65,899,167, $28,850,945, $30,881,872 and
     $49,537,777, respectively, of post-October 2001 capital losses which are deferred until 2002 for tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

     The cost of securities on a tax basis at June 30, 2002, for the Small-Cap Growth, Post-Venture, Mid-Cap Growth, Emerging Growth and
     Technology Funds is $66,977,167, $127,003,860, $50,219,418, $264,161,632
     and $110,774,718, respectively. These amounts include the proceeds on short sales reflected in the Statements of Assets and Liabilities.

VANWAGONER.COM

VAN WAGONER FUNDS NOTES TO FINANCIAL STATEMENTS
----------------------------------------------------------------------

At June 30, 2002, gross unrealized appreciation and depreciation on investments, including securities sold short, if any, for federal income tax purposes were as follows:

                                                        NET UNREALIZED
                                                         APPRECIATION
                       UNREALIZED       UNREALIZED      (DEPRECIATION)
                      APPRECIATION    (DEPRECIATION)    ON INVESTMENTS
----------------------------------------------------------------------

 SMALL-CAP
 GROWTH
 FUND                $2,648,068       $(23,901,982)     $(21,253,914)

 POST-VENTURE
 FUND                 1,641,706        (81,472,939)      (79,831,233)

 MID-CAP
 GROWTH
 FUND                   403,043        (21,450,362)      (21,047,319)

 EMERGING
 GROWTH
 FUND                 3,354,371       (156,139,541)     (152,785,170)

 TECHNOLOGY
 FUND                 1,404,048        (66,836,542)      (65,432,494)

  The book basis and tax basis of net unrealized appreciation (depreciation) on investments differs primarily as a result of the tax deferral of losses on wash sales.

  As of June 30, 2002 the components of
  accumulated earnings (deficit) on a tax basis were as follows:

                   NET UNREALIZED                            TOTAL
                    APPRECIATION      ACCUMULATED         ACCUMULATED
                   (DEPRECIATION)     CAPITAL AND           EARNINGS
                   ON INVESTMENTS     OTHER LOSSES         (DEFICIT)
----------------------------------------------------------------------
SMALL-CAP
 GROWTH
 FUND             $(21,253,914)       $(27,742,429)      $(48,996,343)

 POST-VENTURE
 FUND              (79,831,233)       (451,009,203)      (530,840,436)

 MID-CAP
 GROWTH
 FUND              (21,047,319)       (188,396,690)      (209,444,009)

 EMERGING
 GROWTH
 FUND             (152,785,170)       (358,377,965)      (511,163,135)

 TECHNOLOGY
 FUND              (65,432,494)       (340,995,383)      (406,427,877)

4.INVESTMENT ADVISORY AGREEMENT AND
  RELATED PARTY TRANSACTIONS
  Each Fund has an agreement with Van Wagoner Capital Management, Inc. (the "Adviser") to furnish investment advisory services to the Funds. Under the terms of each agreement, the Adviser is compensated at the following percentage of average daily net assets for each Fund: 1.50% for the Small-Cap Growth Fund and Post-Venture Fund, 1.00% for the Mid-Cap Growth Fund and 1.25% for the Emerging Growth Fund and Technology Fund. The Adviser has agreed to reduce fees for expenses (exclusive of interest, dividends on short sales, taxes, brokerage and extraordinary expenses) that exceed 2.00% of each Fund's average daily net assets. Expenses of $199,709, $520,861, $167,691 and $211,809 and $375,707 were waived in the Small-Cap

1-800-228-2121

VAN WAGONER FUNDS NOTES TO FINANCIAL STATEMENTS
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  Growth, Post-Venture, Mid-Cap Growth, Emerging Growth and Technology Funds, respectively.

  Certain directors and officers of the Funds are also officers of the Adviser. The Funds do not compensate its directors or officers who are officers of the Adviser. Certain officers and employees of the Adviser have interests in related partnerships that have investments in private placement securities which are also held by the Funds.

5.SERVICE AND DISTRIBUTION PLAN
  The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of each Fund's average daily net assets.

6.INVESTMENT TRANSACTIONS
  The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended June 30, 2002, were as follows:
                               PURCHASES              SALES
----------------------------------------------------------------------

  SMALL-CAP
  GROWTH FUND                $125,745,035         $145,545,722

  POST-VENTURE FUND           110,034,615          147,501,005

  MID-CAP
  GROWTH FUND                  76,799,232           83,214,071

  EMERGING
  GROWTH FUND                 272,469,780          337,818,320

  TECHNOLOGY FUND             101,986,545          120,777,096

7.   SHORT POSITIONS
     When a Fund sells a security short, an amount equal to the sales proceeds is included in the Statements of Assets and Liabilities as an asset and an equal amount as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the security sold short. Subsequent fluctuations in the market prices of securities sold short may cause the liability to differ from that reflected in the Statements of Assets and Liabilities. The Fund is liable for any dividends paid on securities sold short. Dividends on short sales, if any, are included as a component of miscellaneous expenses in the Statements of Operations. The Fund maintains assets consisting of cash or liquid securities equal in amount to the liability created by the short sale. These assets are adjusted daily to reflect changes in the value of the securities sold short.

8.   OPTION CONTRACTS WRITTEN
     The premium amount and the number of option contracts written during the six months ended June 30, 2002, were as follows:

                                     PREMIUM          NUMBER OF
                                      AMOUNT          CONTRACTS
----------------------------------------------------------------------

SMALL-CAP GROWTH FUND
  Options outstanding at
      December 31, 2001        $            -              -
  Options written                      681,262          2,850
  Options closed                      (681,262)        (2,850)
                                --------------    ------------
  Options outstanding at
     June 30, 2002             $             -               -
                                ==============    ============

VANWAGONER.COM

VAN WAGONER FUNDS NOTES TO FINANCIAL STATEMENTS
----------------------------------------------------------------------

                                   PREMIUM          NUMBER OF
                                    AMOUNT          CONTRACTS
----------------------------------------------------------------------

POST-VENTURE FUND
   Options outstanding at
      December 31, 2001        $            -              -
   Options written                  1,195,522          5,955
   Options closed                 (1,195,522)        (5,955)
                               --------------   ------------

   Options outstanding at
      June 30, 2002            $            -              -
                               ==============   ============

EMERGING GROWTH FUND
   Options outstanding at
      December 31, 2001        $            -              -
   Options written                  2,516,818         12,474
   Options closed                 (2,516,818)       (12,474)
                               --------------   ------------

   Options outstanding at
      June 30, 2002            $            -              -
                               ==============   ============

TECHNOLOGY FUND
   Options outstanding at
      December 31, 2001        $            -              -
   Options written                    952,941          4,821
   Options closed                   (952,941)        (4,821)
                               --------------   ------------

   Options outstanding at
      June 30, 2002            $            -              -
                               ==============   ============

1-800-228-2121

VAN WAGONER FUNDS NOTES TO FINANCIAL STATEMENTS

9.TRANSACTIONS WITH AFFILIATED COMPANIES
  An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities of the issuer. Companies which were affiliates of each Fund during the six months ended June 30, 2002 were as follows:


                                                                                               AMOUNT OF
                                                                                 AMOUNT OF        LOSS
                                     SHARE ACTIVITY                              DIVIDENDS     REALIZED
                           ------------------------------------------------      CREDITED        ON SALE             MARKET
                           BALANCE     PURCHASES/      SALES/        BALANCE     TO INCOME      OF SHARES           VALUE AT
SECURITY NAME             12/31/01     ADDITIONS     REDUCTIONS      6/30/02      IN 2002        IN 2002             6/30/02
------------------------------------------------------------------------------------------------------------------------------

EMERGING GROWTH FUND
Embarcadero
  Technologies, Inc.*     1,650,000       75,100      440,100       1,285,000        -       $(10,863,509)         $7,941,300
I-many, Inc.*             1,845,400      521,350       66,750       2,300,000        -           (793,203)          6,322,700
                                                                               -------       ------------         -----------
                                                                                     -       $(11,656,712)        $14,264,000
                                                                               =======       ============         ===========

* Non-income producing

10.  LEGAL ACTIONS AND REGULATORY MATTERS
     The Company, the Adviser and others (including past and present directors) have recently been named as defendants in several purported class actions alleging, among other things, violations of federal securities law by failing to value private holdings at their fair value. Although the Company has not yet responded to the merits of these actions, the Company has taken various procedural actions to defend against these actions and it believes this litigation is without merit and intends to defend the actions vigorously. The Company believes that the outcome of such legal actions will not have a material adverse effect on the results of operations or the net asset values of the Funds.

  As a registered investment company, the Company is regulated by the Securities and Exchange Commission. It is the policy of the Company to respond promptly and completely to any inquiries made by the Securities and Exchange Commission. The Company believes that there are no pending inquiries from the Securities and Exchange Commission that will have a material adverse effect on the results of operations or the net asset values of the Funds.

VANWAGONER.COM

                      This page intentionally left blank.

This report is submitted for the general information of shareholders of Van Wagoner Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds. The Prospectus gives details about charges, investment objectives, risks and operating policies of the Funds. Read the Prospectus carefully.

     (LOGO)
VAN WAGONER FUNDS
P.O. Box 9682
Providence, RI 02940-9682

VANWAGONER.COM

1-800-228-2121

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